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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	9/30/2008

Date of reporting period:	06/30/2008

Item 1. Schedule of Investments

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Asset Allocation Fund

		Shares	Value ($)*
Common Stocks – 58.3%
CONSUMER DISCRETIONARY – 4.9%
Auto Components – 0.1%
	American Axle & Manufacturing Holdings, Inc.	480	3,835
	BorgWarner, Inc.	2,510	111,394
	Gentex Corp.	1,900	27,436
	Johnson Controls, Inc.	2,400	68,832
	Modine Manufacturing Co.	770	9,525
	Toyota Boshoku Corp.	4,100	109,851
Auto Components Total			330,873
Automobiles – 0.2%
	Dongfeng Motor Group Co., Ltd., Class H	384,000	153,654
	Ford Motor Co. (a)	7,026	33,795
	Honda Motor Co., Ltd.	3,500	118,990
	Toyota Motor Corp.	2,500	117,955
Automobiles Total			424,394
Distributors – 0.0%
	Inchcape PLC	14,814	94,276
	LKQ Corp. (a)	1,870	33,791
Distributors Total			128,067
Diversified Consumer Services – 0.1%
	Apollo Group, Inc., Class A (a)	960	42,489
	Capella Education Co. (a)	846	50,464
	DeVry, Inc.	690	36,998
	ITT Educational Services, Inc. (a)	500	41,315
	New Oriental Education & Technology Group, ADR (a)	1,100	64,262
	Regis Corp.	280	7,378
	Strayer Education, Inc.	257	53,731
Diversified Consumer Services Total			296,637
Hotels, Restaurants & Leisure – 0.9%
	Benihana, Inc., Class A (a)	1,450	9,193
	Bob Evans Farms, Inc.	790	22,594
	Buffalo Wild Wings, Inc. (a)	799	19,839
	Burger King Holdings, Inc. (b)	17,400	466,146
	Carnival Corp. (b)	11,400	375,744
	CEC Entertainment, Inc. (a)	640	17,926
	Ctrip.com International Ltd., ADR	1,230	56,309
	Darden Restaurants, Inc.	1,890	60,367
	International Game Technology, Inc.	1,600	39,968

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
	Kangwon Land, Inc.	6,340	138,795
	Landry’s Restaurants, Inc.	1,070	19,228
	McDonald’s Corp.	14,420	810,692
	O’Charleys, Inc.	1,070	10,764
	Paddy Power PLC	7,640	240,576
	Panera Bread Co., Class A (a)	1,120	51,811
	Red Robin Gourmet Burgers, Inc. (a)	1,730	47,990
	Royal Caribbean Cruises Ltd.	2,600	58,422
	Starwood Hotels & Resorts Worldwide, Inc.	2,340	93,764
	WMS Industries, Inc. (a)	2,685	79,933
	Wynn Resorts Ltd.	430	34,981
	Yum! Brands, Inc.	1,800	63,162
Hotels, Restaurants & Leisure Total			2,718,204
Household Durables – 0.5%
	American Greetings Corp., Class A	2,010	24,803
	CSS Industries, Inc.	580	14,048
	Ethan Allen Interiors, Inc.	430	10,578
	Furniture Brands International, Inc.	1,050	14,028
	Matsushita Electric Industrial Co., Ltd.	18,000	388,190
	NVR, Inc. (a)	70	35,006
	Skyline Corp.	523	12,291
	Sony Corp.	2,500	109,243
	Sony Corp., ADR (b)	17,800	778,572
	Tempur-Pedic International, Inc.	3,110	24,289
	Universal Electronics, Inc. (a)	700	14,630
Household Durables Total			1,425,678
Internet & Catalog Retail – 0.2%
	Amazon.com, Inc. (a)(b)	5,600	410,648
	NetFlix, Inc. (a)	1,110	28,938
	Priceline.com, Inc. (a)	560	64,657
Internet & Catalog Retail Total			504,243
Leisure Equipment & Products – 0.1%
	Hasbro, Inc.	1,400	50,008
	MarineMax, Inc. (a)	940	6,740
	Nikon Corp.	3,000	87,583
Leisure Equipment & Products Total			144,331

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – 0.6%
	Central European Media Enterprises Ltd., Class A (a)	520	47,076
	Comcast Corp., Class A	15,400	292,138
	DIRECTV Group, Inc. (a)(b)	28,300	733,253
	Discovery Holding Co., Class A (a)	1,930	42,383
	Lamar Advertising Co., Class A (a)	990	35,670
	Liberty Media Corp. (a)	1,740	42,160
	Marvel Entertainment, Inc. (a)	1,890	60,744
	Vivendi	10,293	390,560
Media Total			1,643,984
Multiline Retail – 0.7%
	J.C. Penney Co., Inc.	790	28,669
	Kohl’s Corp. (a)	20,200	808,808
	Macy’s, Inc.	30,696	596,117
	Next PLC	6,409	123,764
	Nordstrom, Inc. (b)	11,700	354,510
	Saks, Inc. (a)	6,700	73,566
Multiline Retail Total			1,985,434
Specialty Retail – 0.8%
	America’s Car-Mart, Inc. (a)	2,560	45,875
	Best Buy Co., Inc. (b)	6,700	265,320
	Citi Trends, Inc. (a)	1,170	26,512
	Esprit Holdings Ltd.	15,600	162,057
	Foot Locker, Inc.	3,180	39,591
	GameStop Corp., Class A (a)(b)	2,680	108,272
	J Crew Group, Inc. (a)	1,780	58,758
	Lowe’s Companies, Inc. (b)	25,800	535,350
	Monro Muffler Brake, Inc.	1,490	23,080
	Pacific Sunwear of California, Inc. (a)	2,630	22,434
	Rent-A-Center, Inc. (a)	1,689	34,743
	Ross Stores, Inc.	1,510	53,635
	Staples, Inc.	9,500	225,625
	Tiffany & Co.	1,090	44,418
	TJX Companies, Inc.	1,970	61,996
	Urban Outfitters, Inc. (a)(b)	18,480	576,391
	Zale Corp. (a)	810	15,301
Specialty Retail Total			2,299,358
Textiles, Apparel & Luxury Goods – 0.7%
	Coach, Inc. (a)	1,650	47,652
	Deckers Outdoor Corp. (a)	520	72,384

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Fossil, Inc. (a)	2,170	63,082
	Hampshire Group Ltd. (a)	765	3,940
	Hanesbrands, Inc. (a)(b)	15,500	420,670
	Movado Group, Inc.	880	17,424
	NIKE, Inc., Class B	7,900	470,919
	Phillips-Van Heusen Corp.	3,110	113,888
	Polo Ralph Lauren Corp.	1,200	75,336
	V.F. Corp. (b)	9,800	697,564
	Warnaco Group, Inc. (a)	880	38,781
	Wolverine World Wide, Inc.	900	24,003
Textiles, Apparel & Luxury Goods Total			2,045,643
CONSUMER DISCRETIONARY TOTAL			13,946,846
CONSUMER STAPLES – 5.7%
Beverages – 0.9%
	Anheuser-Busch Companies, Inc.	4,300	267,116
	Central European Distribution Corp. (a)	625	46,344
	Diageo PLC, ADR (b)	6,851	506,083
	Fomento Economico Mexicano SAB de CV, ADR	6,741	306,783
	Heineken NV	3,148	160,686
	MGP Ingredients, Inc.	1,959	11,362
	Molson Coors Brewing Co., Class B	10,700	581,331
	Pepsi Bottling Group, Inc.	2,500	69,800
	PepsiCo, Inc.	9,800	623,182
Beverages Total			2,572,687
Food & Staples Retailing – 1.3%
	BJ’s Wholesale Club, Inc. (a)(b)	12,960	501,552
	CVS Caremark Corp.	11,000	435,270
	Kroger Co.	5,200	150,124
	Longs Drug Stores Corp.	1,018	42,868
	Ruddick Corp.	550	18,871
	Seven & I Holdings Co., Ltd.	12,000	342,421
	Sysco Corp. (b)	16,500	453,915
	Wal-Mart Stores, Inc.	30,800	1,730,960
	Weis Markets, Inc.	1,150	37,340
Food & Staples Retailing Total			3,713,321
Food Products – 1.4%
	Cadbury PLC, ADR (b)	6,714	337,848

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
	China Milk Products Group Ltd.	245,000	129,653
	ConAgra Foods, Inc.	38,900	749,992
	Dean Foods Co. (a)	3,300	64,746
	Flowers Foods, Inc.	1,011	28,652
	Fresh Del Monte Produce, Inc. (a)	473	11,149
	General Mills, Inc.	6,800	413,236
	H.J. Heinz Co.	13,190	631,141
	Hershey Co.	1,700	55,726
	J & J Snack Foods Corp.	448	12,280
	Lancaster Colony Corp.	700	21,196
	Lance, Inc.	940	17,644
	Maui Land & Pineapple Co., Inc. (a)	740	21,793
	Nestle SA, Registered Shares	6,600	298,229
	Ralcorp Holdings, Inc. (a)	260	12,854
	Sanderson Farms, Inc.	380	13,118
	Smithfield Foods, Inc. (a)	15,175	301,679
	Toyo Suisan Kaisha Ltd.	9,000	203,419
	Tyson Foods, Inc., Class A	23,300	348,102
	Unilever PLC	7,713	219,539
	Wm. Wrigley Jr. Co.	720	56,002
Food Products Total			3,947,998
Household Products – 0.4%
	Clorox Co.	2,270	118,494
	Procter & Gamble Co.	16,900	1,027,689
Household Products Total			1,146,183
Personal Products – 0.5%
	Avon Products, Inc.	29,130	1,049,263
	Bare Escentuals, Inc. (a)	610	11,425
	Chattem, Inc. (a)	729	47,421
	Estee Lauder Companies, Inc., Class A	1,175	54,579
	NBTY, Inc. (a)	730	23,404
	Shiseido Co., Ltd.	8,000	183,077
Personal Products Total			1,369,169
Tobacco – 1.2%
	British American Tobacco PLC	4,982	172,568
	Imperial Tobacco Group PLC	5,869	218,723
	Japan Tobacco, Inc.	43	183,444
	Lorillard, Inc. (a)	20,895	1,445,098

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
	Philip Morris International, Inc.	30,426	1,502,740
Tobacco Total			3,522,573
CONSUMER STAPLES TOTAL			16,271,931
ENERGY – 8.8%
Energy Equipment & Services – 2.7%
	Cameron International Corp. (a)	1,560	86,346
	Complete Production Services, Inc. (a)	872	31,758
	Core Laboratories N.V. (a)	370	52,670
	Diamond Offshore Drilling, Inc.	930	129,400
	Dril-Quip, Inc. (a)	1,195	75,285
	Exterran Holdings, Inc. (a)(b)	3,300	235,917
	FMC Technologies, Inc. (a)	780	60,005
	Halliburton Co.	18,604	987,314
	IHS, Inc., Class A (a)	1,804	125,559
	Key Energy Services, Inc. (a)	1,260	24,469
	Lufkin Industries, Inc.	332	27,649
	Nabors Industries Ltd. (a)(b)	21,600	1,063,368
	National-Oilwell Varco, Inc. (a)	2,410	213,815
	Noble Corp.	3,443	223,657
	Oceaneering International, Inc. (a)	640	49,312
	Oil States International, Inc. (a)	460	29,182
	Patterson-UTI Energy, Inc.	700	25,228
	Pioneer Drilling Co. (a)	1,460	27,463
	Rowan Companies, Inc.	1,075	50,256
	Schlumberger Ltd.	10,900	1,170,987
	Smith International, Inc.	1,818	151,149
	Technip SA	2,982	276,020
	TGC Industries, Inc. (a)	1,567	13,946
	TGS Nopec Geophysical Co. ASA (a)	11,600	161,250
	Tidewater, Inc.	1,110	72,183
	Transocean, Inc. (a)	5,692	867,404
	TriCo Marine Services, Inc. (a)	751	27,352
	W-H Energy Services, Inc. (a)	820	78,507
	Weatherford International Ltd. (a)	24,610	1,220,410
	Wellstream Holdings PLC (a)	6,598	170,849
Energy Equipment & Services Total			7,728,710
Oil, Gas & Consumable Fuels – 6.1%
	Alpha Natural Resources, Inc. (a)	210	21,901
	Arena Resources, Inc. (a)	780	41,200

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Atlas America, Inc.	963	43,383
	Berry Petroleum Co., Class A	895	52,698
	Bill Barrett Corp. (a)	720	42,775
	Bois d’Arc Energy, Inc. (a)	860	20,907
	BP PLC, ADR	7,221	502,365
	Cabot Oil & Gas Corp.	700	47,411
	Carrizo Oil & Gas, Inc. (a)	730	49,706
	Centennial Coal Co., Ltd.	18,976	101,871
	Chesapeake Energy Corp.	830	54,747
	Chevron Corp.	10,900	1,080,517
	Comstock Resources, Inc. (a)	1,820	153,663
	Concho Resources, Inc. (a)	2,818	105,111
	ConocoPhillips	14,938	1,409,998
	CONSOL Energy, Inc. (b)	8,210	922,558
	Continental Resources, Inc. (a)	2,254	156,247
	Denbury Resources, Inc. (a)	4,210	153,665
	Devon Energy Corp.	3,900	468,624
	El Paso Corp.	20,275	440,778
	Exxon Mobil Corp.	32,775	2,888,461
	Forest Oil Corp. (a)	1,750	130,375
	Frontier Oil Corp.	2,890	69,100
	Harvest Natural Resources, Inc. (a)	2,430	26,876
	Hess Corp.	15,775	1,990,647
	Holly Corp.	540	19,937
	Newfield Exploration Co. (a)(b)	9,850	642,712
	Nordic American Tanker Shipping	445	17,275
	Occidental Petroleum Corp.	20,200	1,815,172
	Peabody Energy Corp.	2,380	209,559
	Penn Virginia Corp.	490	36,956
	PetroChina Co., Ltd., Class H	190,000	246,112
	PetroHawk Energy Corp. (a)	1,650	76,411
	Petroleo Brasileiro SA, ADR	7,300	517,059
	PT Bumi Resources Tbk	160,500	142,744
	Range Resources Corp.	820	53,743
	Royal Dutch Shell PLC, Class B	7,206	289,936
	Southwestern Energy Co. (a)	2,002	95,315
	StatoilHydro ASA	8,950	333,701
	Stone Energy Corp. (a)	500	32,955
	Swift Energy Co. (a)	340	22,460
	Total SA	6,374	543,927

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Ultra Petroleum Corp. (a)	570	55,974
	Valero Energy Corp.	16,000	658,880
	Western Refining, Inc.	392	4,641
	Williams Companies, Inc.	2,200	88,682
	XTO Energy, Inc. (b)	6,425	440,177
	Yanzhou Coal Mining Co., Ltd., Class H	134,000	249,190
Oil, Gas & Consumable Fuels Total			17,569,102
ENERGY TOTAL			25,297,812
FINANCIALS – 9.2%
Capital Markets – 2.0%
	Ameriprise Financial, Inc.	2,500	101,675
	Credit Suisse Group AG, Registered Shares	7,360	337,902
	Deutsche Bank AG, Registered Shares	3,702	319,700
	Goldman Sachs Group, Inc. (c)	8,357	1,461,639
	Invesco Ltd.	2,620	62,828
	Janus Capital Group, Inc. (b)	17,340	458,990
	Lazard Ltd., Class A	1,600	54,640
	Merrill Lynch & Co., Inc.	12,300	390,033
	Morgan Stanley	9,900	357,093
	Northern Trust Corp.	710	48,685
	Piper Jaffray Companies, Inc. (a)	680	19,944
	State Street Corp.	15,956	1,021,024
	T. Rowe Price Group, Inc.	1,380	77,929
	TD Ameritrade Holding Corp. (a)(b)	22,600	408,834
	Waddell & Reed Financial, Inc., Class A	13,780	482,438
Capital Markets Total			5,603,354
Commercial Banks – 2.8%
	Australia & New Zealand Banking Group Ltd.	8,217	147,462
	BancFirst Corp.	536	22,941
	Banco Bilbao Vizcaya Argentaria SA	23,325	446,932
	Banco Santander SA	31,100	571,427
	BancTrust Financial Group, Inc.	1,708	11,256
	Bank of Granite Corp.	1,899	13,502
	Bank of Hawaii Corp.	2,200	105,160
	Bank of Ireland	12,863	111,853
	Barclays PLC	39,532	229,532

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Barclays PLC, Subscription Shares	8,471	1,603
	BNP Paribas	2,027	183,634
	Bryn Mawr Bank Corp.	1,047	18,322
	Capital Corp. of the West	1,416	5,381
	Capitol Bancorp Ltd.	1,225	10,988
	Chemical Financial Corp.	1,450	29,580
	City National Corp.	1,600	67,312
	Columbia Banking System, Inc.	900	17,397
	Comerica, Inc.	2,200	56,386
	Community Trust Bancorp, Inc.	668	17,542
	Cullen/Frost Bankers, Inc.	1,700	84,745
	DBS Group Holdings Ltd.	16,000	221,793
	First Citizens BancShares, Inc., Class A	243	33,896
	First Financial Corp.	970	29,692
	First Horizon National Corp.	2,480	18,426
	First Midwest Bancorp, Inc.	1,370	25,550
	First National Bank of Alaska	9	16,650
	HBOS PLC	29,562	162,517
	HSBC Holdings PLC	21,958	339,290
	Industrial & Commercial Bank of China, Class H	156,000	106,638
	KeyCorp	3,000	32,940
	Lloyds TSB Group PLC	21,443	132,725
	Marshall & Ilsley Corp. (b)	5,998	91,949
	Mass Financial Corp., Class A (a)	1,750	7,787
	Merchants Bancshares, Inc.	1,013	22,742
	Mizuho Financial Group, Inc.	73	340,990
	Northfield Bancorp, Inc. (a)	909	9,772
	Northrim BanCorp, Inc.	1,087	19,751
	PNC Financial Services Group, Inc.	9,946	567,917
	Sterling Bancorp NY	1,570	18,761
	SVB Financial Group (a)	1,600	76,976
	Swedbank AB, Class A	9,800	189,574
	Taylor Capital Group, Inc.	1,075	8,052
	TCF Financial Corp.	6,600	79,398
	U.S. Bancorp (b)	39,339	1,097,165
	UMB Financial Corp.	890	45,630
	Uniao de Bancos Brasileiros SA	695	88,216
	United Overseas Bank Ltd.	17,000	232,656
	Wachovia Corp. (b)	22,579	350,652

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Wells Fargo & Co. (b)	47,266	1,122,567
	West Coast Bancorp	1,360	11,791
	Westpac Banking Corp.	13,997	268,364
	Whitney Holding Corp.	1,710	31,293
	Zions Bancorporation	1,125	35,426
Commercial Banks Total			7,990,501
Consumer Finance – 0.1%
	Advance America Cash Advance Centers, Inc.	2,950	14,986
	Cash America International, Inc.	1,300	40,300
	ORIX Corp.	730	104,428
Consumer Finance Total			159,714
Diversified Financial Services – 1.1%
	Citigroup, Inc.	52,152	874,068
	CME Group, Inc.	88	33,721
	Fortis	7,435	118,933
	IntercontinentalExchange, Inc. (a)	430	49,020
	JPMorgan Chase & Co.	56,003	1,921,463
	Medallion Financial Corp.	2,608	24,567
	Portfolio Recovery Associates, Inc. (a)	960	36,000
Diversified Financial Services Total			3,057,772
Insurance – 1.9%
	ACE Ltd.	21,800	1,200,962
	American Physicians Capital, Inc.	285	13,805
	Amerisafe, Inc. (a)	872	13,900
	Assurant, Inc.	1,300	85,748
	Assured Guaranty Ltd.	2,600	46,774
	Aviva PLC	16,280	162,461
	Axis Capital Holdings Ltd.	7,247	216,033
	Baldwin & Lyons, Inc., Class B	990	17,305
	Baloise Holding AG, Registered Shares	3,238	341,059
	Brit Insurance Holdings PLC	57,215	199,721
	CNA Surety Corp. (a)	1,400	17,696
	EMC Insurance Group, Inc.	1,101	26,512
	FBL Financial Group, Inc.	630	12,524
	Harleysville Group, Inc.	740	25,034
	Hartford Financial Services Group, Inc.	7,252	468,262
	Horace Mann Educators Corp.	1,791	25,110
	IPC Holdings Ltd.	950	25,222

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Loews Corp. (b)	18,200	853,580
	Marsh & McLennan Companies, Inc.	10,364	275,164
	Max Capital Group Ltd.	840	17,917
	Mercury General Corp.	390	18,221
	National Western Life Insurance Co., Class A	117	25,564
	Navigators Group, Inc. (a)	644	34,808
	Phoenix Companies, Inc.	3,250	24,733
	Platinum Underwriters Holdings Ltd.	2,200	71,742
	ProAssurance Corp. (a)	896	43,107
	ProCentury Corp.	1,515	23,998
	Prudential Financial, Inc. (b)	13,100	782,594
	RAM Holdings Ltd. (a)	4,755	4,755
	Reinsurance Group of America, Inc.	800	34,816
	RLI Corp.	566	28,000
	Safety Insurance Group, Inc.	690	24,599
	Selective Insurance Group, Inc.	979	18,366
	Stewart Information Services Corp.	850	16,439
	Swiss Reinsurance, Registered Shares	4,965	330,741
	United America Indemnity Ltd., Class A (a)	3,180	42,517
Insurance Total			5,569,789
Real Estate Investment Trusts (REITs) – 0.8%
	Alexandria Real Estate Equities, Inc.	700	68,138
	BioMed Realty Trust, Inc.	1,660	40,720
	Boston Properties, Inc.	650	58,643
	DiamondRock Hospitality Co.	1,930	21,018
	DuPont Fabros Technology, Inc.	1,229	22,908
	Equity Residential Property Trust	1,400	53,578
	Franklin Street Properties Corp.	2,284	28,870
	General Growth Properties, Inc. (b)	13,100	458,893
	Getty Realty Corp.	920	13,257
	Home Properties, Inc.	1,082	52,001
	LaSalle Hotel Properties	1,040	26,135
	Macerich Co.	620	38,521
	National Health Investors, Inc.	682	19,444
	National Retail Properties, Inc.	480	10,032
	Plum Creek Timber Co., Inc. (b)	16,550	706,850
	Potlatch Corp.	990	44,669
	ProLogis	1,840	100,004
	Rayonier, Inc. (b)	12,600	534,996

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
	Sun Communities, Inc.	1,540	28,074
	SWA Reit & Investments Ltd. (e)	299	160
	Universal Health Realty Income Trust	800	24,000
	Urstadt Biddle Properties, Inc., Class A	1,720	25,215
Real Estate Investment Trusts (REITs) Total			2,376,126
Real Estate Management & Development – 0.2%
	Emaar Properties PJSC	67,121	198,272
	Hongkong Land Holdings Ltd.	62,000	262,880
	Jones Lang LaSalle, Inc.	670	40,328
	Swire Pacific Ltd., Class A	21,000	214,787
Real Estate Management & Development Total			716,267
Thrifts & Mortgage Finance – 0.3%
	Bank Mutual Corp.	2,770	27,811
	BankFinancial Corp.	1,710	22,247
	Beneficial Mutual Bancorp, Inc. (a)	2,151	23,812
	Brookline Bancorp, Inc.	3,240	30,942
	Clifton Savings Bancorp, Inc.	1,700	16,558
	Corus Bankshares, Inc.	3,415	14,206
	ESSA Bancorp, Inc.	1,138	14,248
	Fannie Mae (b)	11,300	220,463
	Flagstar BanCorp, Inc.	3,950	11,889
	Freddie Mac	15,300	250,920
	Home Federal Bancorp, Inc.	2,190	21,593
	Hudson City Bancorp, Inc.	2,270	37,864
	TrustCo Bank Corp. NY	2,050	15,211
	United Financial Bancorp, Inc. (e)	1,449	16,185
	Washington Federal, Inc.	1,130	20,453
	Westfield Financial, Inc.	2,439	22,073
Thrifts & Mortgage Finance Total			766,475
FINANCIALS TOTAL			26,239,998
HEALTH CARE – 5.9%
Biotechnology – 1.3%
	Alexion Pharmaceuticals, Inc. (a)	1,110	80,475
	Amgen, Inc. (a)	31,400	1,480,824
	Array Biopharma, Inc. (a)	3,199	15,035
	BioMarin Pharmaceuticals, Inc. (a)(b)	8,716	252,590
	Celgene Corp. (a)	8,520	544,173
	Cepheid, Inc. (a)	1,991	55,987

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
	Genentech, Inc. (a)	6,400	485,760
	Gilead Sciences, Inc. (a)	7,700	407,715
	ImClone Systems, Inc. (a)	820	33,177
	Myriad Genetics, Inc. (a)	460	20,939
	Omrix Biopharmaceuticals, Inc. (a)	1,837	28,914
	Onyx Pharmaceuticals, Inc. (a)	2,746	97,758
	OSI Pharmaceuticals, Inc. (a)	550	22,726
	Regeneron Pharmaceuticals, Inc. (a)	2,549	36,808
	Seattle Genetics, Inc. (a)	2,842	24,043
	United Therapeutics Corp. (a)	608	59,432
Biotechnology Total			3,646,356
Health Care Equipment & Supplies – 0.9%
	Analogic Corp.	400	25,228
	ArthroCare Corp. (a)	1,524	62,194
	Baxter International, Inc.	15,000	959,100
	Beckman Coulter, Inc.	900	60,777
	China Medical Technologies, Inc., ADR (a)	840	41,496
	Cooper Companies, Inc.	700	26,005
	Covidien Ltd.	8,900	426,221
	Haemonetics Corp. (a)	990	54,905
	Hill-Rom Holdings, Inc.	440	11,871
	Hologic, Inc. (a)	5,824	126,963
	Hospira, Inc. (a)	3,000	120,330
	Immucor, Inc. (a)	1,452	37,578
	Intuitive Surgical, Inc. (a)	237	63,848
	Masimo Corp. (a)	410	14,084
	Meridian Bioscience, Inc.	430	11,576
	NuVasive, Inc. (a)	490	21,883
	RTI Biologics, Inc. (a)	3,980	34,825
	STERIS Corp.	1,560	44,866
	Varian Medical Systems, Inc. (a)	1,150	59,628
	Wright Medical Group, Inc. (a)	3,084	87,616
	Zimmer Holdings, Inc. (a)	5,100	347,055
Health Care Equipment & Supplies Total			2,638,049
Health Care Providers & Services – 0.9%
	Alliance Imaging, Inc. (a)	4,796	41,581
	Amedisys, Inc. (a)	430	21,681
	AmSurg Corp. (a)	820	19,967
	CIGNA Corp.	12,600	445,914
	Community Health Systems, Inc. (a)	1,900	62,662

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	Cross Country Healthcare, Inc. (a)	1,730	24,929
	Express Scripts, Inc. (a)	9,640	604,621
	Gentiva Health Services, Inc. (a)	1,810	34,481
	Healthspring, Inc. (a)	574	9,689
	inVentiv Health, Inc. (a)	700	19,453
	Kindred Healthcare, Inc. (a)	1,400	40,264
	Laboratory Corp. of America Holdings (a)	1,040	72,415
	Magellan Health Services, Inc. (a)	330	12,220
	McKesson Corp.	2,918	163,145
	Medco Health Solutions, Inc. (a)(b)	14,580	688,176
	MWI Veterinary Supply, Inc. (a)	615	20,363
	NovaMed, Inc. (a)	3,324	12,531
	Owens & Minor, Inc.	1,184	54,097
	Pediatrix Medical Group, Inc. (a)	1,150	56,614
	Psychiatric Solutions, Inc. (a)	1,814	68,642
	RehabCare Group, Inc. (a)	1,074	17,216
	Res-Care, Inc. (a)	1,570	27,915
	U.S. Physical Therapy, Inc. (a)	910	14,933
	Universal Health Services, Inc., Class B	1,000	63,220
Health Care Providers & Services Total			2,596,729
Life Sciences Tools & Services – 0.6%
	Bio-Rad Laboratories, Inc., Class A (a)	490	39,636
	Charles River Laboratories International, Inc. (a)	970	62,002
	Covance, Inc. (a)(b)	4,420	380,209
	Dionex Corp. (a)	360	23,893
	Illumina, Inc. (a)	1,095	95,386
	PAREXEL International Corp. (a)	2,785	73,273
	Pharmaceutical Product Development, Inc.	1,540	66,066
	Thermo Fisher Scientific, Inc. (a)	15,310	853,226
	Varian, Inc. (a)	1,550	79,143
	Waters Corp. (a)	840	54,180
Life Sciences Tools & Services Total			1,727,014
Pharmaceuticals – 2.2%
	Allergan, Inc.	1,240	64,542
	Alpharma, Inc., Class A (a)	1,100	24,783
	AstraZeneca PLC	9,173	391,370

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Biovail Corp.	17,765	171,432
	Daiichi Sankyo Co., Ltd.	6,000	165,277
	Eurand NV (a)	2,940	41,807
	Johnson & Johnson	34,500	2,219,730
	Medicis Pharmaceutical Corp., Class A	1,014	21,071
	Merck & Co., Inc.	11,800	444,742
	Novartis AG, Registered Shares	11,695	643,966
	Novo-Nordisk A/S, Class B	2,475	161,983
	Perrigo Co.	1,180	37,489
	Roche Holding AG, Genusschein Shares	3,097	557,827
	Sciele Pharma, Inc. (a)	760	14,706
	Takeda Pharmaceutical Co., Ltd.	4,600	233,931
	Teva Pharmaceutical Industries Ltd., ADR	12,101	554,226
	Wyeth	13,400	642,664
Pharmaceuticals Total			6,391,546
HEALTH CARE TOTAL			16,999,694
INDUSTRIALS – 6.7%
Aerospace & Defense – 1.2%
	AAR Corp. (a)	782	10,580
	AerCap Holdings NV (a)	3,000	37,890
	Axsys Technologies, Inc. (a)	200	10,408
	BE Aerospace, Inc. (a)	950	22,126
	Curtiss-Wright Corp.	664	29,707
	Esterline Technologies Corp. (a)	320	15,763
	Goodrich Corp.	8,230	390,596
	Honeywell International, Inc.	10,800	543,024
	L-3 Communications Holdings, Inc. (b)	5,200	472,524
	Moog, Inc., Class A (a)	510	18,992
	MTU Aero Engines Holding AG	4,674	152,478
	Precision Castparts Corp.	1,050	101,189
	Raytheon Co.	10,500	590,940
	Spirit Aerosystems Holdings, Inc., Class A (a)	3,539	67,878
	Teledyne Technologies, Inc. (a)	1,200	58,548
	United Technologies Corp.	14,580	899,586
Aerospace & Defense Total			3,422,229
Air Freight & Logistics – 0.0%
	C.H. Robinson Worldwide, Inc.	1,190	65,260

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Air Freight & Logistics – (continued)
	HUB Group, Inc., Class A (a)	1,501	51,229
Air Freight & Logistics Total			116,489
Airlines – 0.0%
	AirTran Holdings, Inc. (a)	1,630	3,325
	JetBlue Airways Corp. (a)	2,175	8,113
	Skywest, Inc.	990	12,523
Airlines Total			23,961
Building Products – 0.0%
	Builders FirstSource, Inc. (a)	1,066	5,660
	Lennox International, Inc.	690	19,982
	NCI Building Systems, Inc. (a)	920	33,792
	Trex Co., Inc. (a)	982	11,519
	Universal Forest Products, Inc.	460	13,782
Building Products Total			84,735
Commercial Services & Supplies – 0.8%
	ABM Industries, Inc.	800	17,800
	Casella Waste Systems, Inc., Class A (a)	1,540	18,773
	CBIZ, Inc. (a)	2,080	16,536
	CDI Corp.	611	15,544
	Consolidated Graphics, Inc. (a)	790	38,923
	Dun & Bradstreet Corp.	6,830	598,581
	Equifax, Inc.	1,700	57,154
	FTI Consulting, Inc. (a)	1,697	116,177
	Geo Group, Inc. (a)	1,637	36,832
	Healthcare Services Group, Inc.	1,283	19,514
	Huron Consulting Group, Inc. (a)	625	28,337
	Kimball International, Inc., Class B	1,300	10,764
	Korn/Ferry International (a)	1,240	19,505
	Manpower, Inc.	820	47,757
	Mobile Mini, Inc. (a)	2,180	43,600
	Randstad Holding NV	5,700	199,231
	Robert Half International, Inc.	1,430	34,277
	Stericycle, Inc. (a)	1,450	74,965
	United Stationers, Inc. (a)	490	18,106
	Waste Connections, Inc. (a)	2,330	74,397
	Waste Management, Inc.	18,600	701,406
Commercial Services & Supplies Total			2,188,179

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – 0.4%
	EMCOR Group, Inc. (a)	3,670	104,705
	Foster Wheeler Ltd. (a)	1,650	120,698
	Granite Construction, Inc.	810	25,539
	Jacobs Engineering Group, Inc. (a)	1,000	80,700
	KHD Humboldt Wedag International Ltd. (a)	1,160	36,575
	Outotec Oyj	4,699	299,485
	Quanta Services, Inc. (a)(b)	18,000	598,860
Construction & Engineering Total			1,266,562
Electrical Equipment – 0.6%
	ABB Ltd., Registered Shares (a)	11,458	325,945
	Acuity Brands, Inc.	340	16,347
	AMETEK, Inc.	1,220	57,609
	Belden CDT, Inc.	680	23,038
	Cooper Industries Ltd., Class A	1,600	63,200
	Energy Conversion Devices, Inc. (a)	250	18,410
	First Solar, Inc. (a)(b)	1,110	302,830
	Gamesa Corp. Tecnologica SA	3,235	159,014
	General Cable Corp. (a)	750	45,638
	II-VI, Inc. (a)	1,400	48,888
	Mitsubishi Electric Corp.	21,000	226,445
	Polypore International, Inc. (a)	1,540	39,008
	Roper Industries, Inc.	1,060	69,833
	SunPower Corp., Class A (a)	690	49,666
	Vestas Wind Systems A/S (a)	2,107	275,797
	Woodward Governor Co.	1,345	47,963
Electrical Equipment Total			1,769,631
Industrial Conglomerates – 1.0%
	General Electric Co.	44,557	1,189,226
	Keppel Corp. Ltd.	37,000	302,951
	McDermott International, Inc. (a)	17,238	1,066,860
	Teleflex, Inc.	1,000	55,590
	Textron, Inc.	1,950	93,464
	Walter Industries, Inc.	270	29,368
Industrial Conglomerates Total			2,737,459
Machinery – 2.2%
	Actuant Corp., Class A	1,322	41,445
	Barnes Group, Inc.	2,238	51,675
	Bucyrus International, Inc.	1,196	87,332
	Caterpillar, Inc. (b)	5,600	413,392
	Chart Industries, Inc. (a)	310	15,078

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Cummins, Inc.	7,500	491,400
	Dynamic Materials Corp.	430	14,169
	Eaton Corp.	11,700	994,149
	EnPro Industries, Inc. (a)	1,070	39,954
	Flowserve Corp.	450	61,515
	Georg Fischer AG, Registered Shares (a)	376	154,405
	Gildemeister AG	2,751	77,920
	Glory Ltd.	10,900	256,114
	Harsco Corp.	11,680	635,509
	Hino Motors Ltd.	27,000	167,312
	Illinois Tool Works, Inc. (b)	9,200	437,092
	Joy Global, Inc.	8,800	667,304
	Kadant, Inc. (a)	487	11,006
	Kennametal, Inc.	2,400	78,120
	Komatsu Ltd.	10,300	287,122
	Lindsay Corp.	190	16,144
	Manitowoc Co., Inc.	1,320	42,940
	Parker Hannifin Corp.	1,300	92,716
	SKF AB, Class B	10,200	160,051
	SPX Corp.	4,500	592,785
	Tennant Co.	775	23,304
	Volvo AB, Class B	14,150	173,866
	Wabtec Corp.	1,504	73,124
Machinery Total			6,156,943
Marine – 0.1%
	Alexander & Baldwin, Inc.	1,200	54,660
	Genco Shipping & Trading Ltd.	501	32,665
	U-Ming Marine Transport Corp.	50,000	131,783
Marine Total			219,108
Road & Rail – 0.3%
	Amerco, Inc. (a)	350	16,688
	Canadian Pacific Railway Ltd.	1,100	72,754
	Central Japan Railway Co.	19	209,352
	Genesee & Wyoming, Inc., Class A (a)	640	21,773
	Heartland Express, Inc.	1,210	18,041
	Landstar System, Inc. (b)	9,430	520,724
	Ryder System, Inc.	230	15,842

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
	Werner Enterprises, Inc.	2,200	40,876
Road & Rail Total			916,050
Trading Companies & Distributors – 0.1%
	ITOCHU Corp.	30,000	319,537
	Kaman Corp.	913	20,780
	Watsco, Inc.	830	34,694
Trading Companies & Distributors Total			375,011
INDUSTRIALS TOTAL			19,276,357
INFORMATION TECHNOLOGY – 9.3%
Communications Equipment – 1.3%
	Anaren, Inc. (a)	1,682	17,779
	Arris Group, Inc. (a)	2,300	19,435
	Bel Fuse, Inc., Class B	410	10,131
	Black Box Corp.	621	16,885
	Cisco Systems, Inc. (a)	48,445	1,126,831
	Comtech Telecommunications Corp. (a)	360	17,640
	Corning, Inc.	24,300	560,115
	Digi International, Inc. (a)	2,061	16,179
	Dycom Industries, Inc. (a)	1,430	20,764
	Harris Corp.	1,700	85,833
	Ixia (a)	2,278	15,832
	Juniper Networks, Inc. (a)	1,590	35,266
	Nokia Oyj	17,353	423,209
	Polycom, Inc. (a)	4,095	99,754
	QUALCOMM, Inc.	29,800	1,322,226
	Research In Motion Ltd. (a)	300	35,070
	Riverbed Technology, Inc. (a)	1,420	19,482
	Tellabs, Inc. (a)	3,700	17,205
	Tollgrade Communications, Inc. (a)	1,100	4,939
Communications Equipment Total			3,864,575
Computers & Peripherals – 1.9%
	Apple, Inc. (a)	7,300	1,222,312
	Brocade Communications Systems, Inc. (a)	2,090	17,222
	Diebold, Inc.	400	14,232
	Electronics for Imaging, Inc. (a)	1,270	18,542
	EMC Corp. (a)	71,800	1,054,742
	Emulex Corp. (a)	1,200	13,980
	Hewlett-Packard Co.	45,820	2,025,702
	International Business Machines Corp.	9,400	1,114,182

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
NCR Corp. (a)	3,900	98,280
QLogic Corp. (a)	1,320	19,259
Computers & Peripherals Total		5,598,453
Electronic Equipment & Instruments – 0.5%
Agilent Technologies, Inc. (a)	600	21,324
Amphenol Corp., Class A	1,000	44,880
Anixter International, Inc. (a)	830	49,377
Arrow Electronics, Inc. (a)	2,400	73,728
Avnet, Inc. (a)	3,202	87,351
Benchmark Electronics, Inc. (a)	1,310	21,405
Brightpoint, Inc. (a)	2,340	17,082
CPI International, Inc. (a)	1,300	15,990
Daktronics, Inc.	2,250	45,382
Dolby Laboratories, Inc., Class A (a)	5,200	209,560
FLIR Systems, Inc. (a)(b)	6,639	269,344
FUJIFILM Holdings Corp.	7,000	240,618
GSI Group Inc/Canada (a)	1,750	13,580
Itron, Inc. (a)	601	59,108
Mettler-Toledo International, Inc. (a)	400	37,944
MTS Systems Corp.	660	23,681
NAM TAI Electronics, Inc.	2,670	34,924
Plexus Corp. (a)	610	16,885
Tyco Electronics Ltd.	940	33,671
Vishay Intertechnology, Inc. (a)	2,330	20,667
Electronic Equipment & Instruments Total		1,336,501
Internet Software & Services – 1.0%
Akamai Technologies, Inc. (a)(b)	16,100	560,119
Equinix, Inc. (a)(b)	5,574	497,312
Google, Inc., Class A (a)	2,822	1,485,557
Sohu.com, Inc. (a)	540	38,038
Switch & Data Facilities Co., Inc. (a)	2,870	48,761
ValueClick, Inc. (a)	1,992	30,179
VeriSign, Inc. (a)(b)	5,040	190,512
Websense, Inc. (a)	2,460	41,427
Internet Software & Services Total		2,891,905
IT Services – 0.7%
Accenture Ltd., Class A	12,000	488,640
Alliance Data Systems Corp. (a)	1,280	72,384
CACI International, Inc., Class A (a)	1,120	51,262

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
	Cognizant Technology Solutions Corp., Class A (a)	1,940	63,069
	Computershare Ltd.	20,593	181,819
	CSG Systems International, Inc. (a)	601	6,623
	Fiserv, Inc. (a)	1,020	46,277
	Global Payments, Inc.	930	43,338
	Mastercard, Inc., Class A (b)	2,230	592,110
	MAXIMUS, Inc.	470	16,365
	MPS Group, Inc. (a)	3,820	40,607
	Paychex, Inc.	1,310	40,977
	TeleTech Holdings, Inc. (a)	4,066	81,157
	Total System Services, Inc.	1,840	40,885
	Visa, Inc., Class A	2,544	206,853
IT Services Total			1,972,366
Office Electronics – 0.1%
	Canon, Inc.	8,600	442,209
Office Electronics Total			442,209
Semiconductors & Semiconductor Equipment – 1.6%
	Actel Corp. (a)	1,474	24,837
	Advanced Energy Industries, Inc. (a)	790	10,823
	Applied Materials, Inc.	38,000	725,420
	ASML Holding N.V., N.Y. Registered Shares	13,590	331,596
	Atheros Communications, Inc. (a)	2,155	64,650
	ATMI, Inc. (a)	350	9,772
	Broadcom Corp., Class A (a)	1,900	51,851
	Cabot Microelectronics Corp. (a)	310	10,276
	Exar Corp. (a)	1,320	9,953
	Fairchild Semiconductor International, Inc. (a)	1,030	12,082
	Intel Corp.	53,300	1,144,884
	Intersil Corp., Class A (b)	27,175	660,896
	KLA-Tencor Corp.	700	28,497
	Kulicke & Soffa Industries, Inc. (a)	476	3,470
	Lam Research Corp. (a)	1,270	45,910
	Marvell Technology Group Ltd. (a)	3,710	65,518
	Mattson Technology, Inc. (a)	2,320	11,043
	MEMC Electronic Materials, Inc. (a)	1,070	65,848
	Microchip Technology, Inc.	9,500	290,130
	Microsemi Corp. (a)	850	21,403
	MKS Instruments, Inc. (a)	803	17,586

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Monolithic Power Systems, Inc. (a)	2,112	45,661
	Netlogic Microsystems, Inc. (a)	1,559	51,759
	NVIDIA Corp. (a)	11,250	210,600
	ON Semiconductor Corp. (a)	3,970	36,405
	Power Integrations, Inc. (a)	2,231	70,522
	RF Micro Devices, Inc. (a)	2,600	7,540
	Rubicon Technology, Inc. (a)	990	20,117
	Spansion, Inc., Class A (a)	2,800	6,300
	Texas Instruments, Inc.	9,900	278,784
	Ultra Clean Holdings (a)	860	6,846
	Varian Semiconductor Equipment Associates, Inc. (a)	302	10,516
	Verigy Ltd. (a)	6,928	157,335
Semiconductors & Semiconductor Equipment Total			4,508,830
Software – 2.2%
	ACI Worldwide, Inc. (a)	920	16,183
	Activision, Inc. (a)	16,033	546,244
	Advent Software, Inc. (a)	1,400	50,512
	Ansoft Corp. (a)	1,669	60,752
	ANSYS, Inc. (a)	907	42,738
	Autodesk, Inc. (a)	1,059	35,805
	Blackboard, Inc. (a)	1,416	54,134
	BluePhoenix Solutions Ltd. (a)	1,863	8,588
	BMC Software, Inc. (a)(b)	20,230	728,280
	Captaris, Inc. (a)	2,660	10,773
	Citrix Systems, Inc. (a)	1,817	53,438
	Concur Technologies, Inc. (a)	639	21,234
	Electronic Arts, Inc. (a)	7,900	350,997
	FactSet Research Systems, Inc.	840	47,342
	InterVoice, Inc. (a)	1,350	7,695
	Intuit, Inc. (a)	2,110	58,173
	Lawson Software, Inc. (a)	1,090	7,924
	McAfee, Inc. (a)	1,910	64,997
	Mentor Graphics Corp. (a)	1,511	23,874
	Micros Systems, Inc. (a)	1,432	43,662
	Microsoft Corp.	66,280	1,823,363
	MSC.Software Corp. (a)	2,100	23,058
	Nintendo Co., Ltd.	700	394,877
	Nuance Communications, Inc. (a)	1,195	18,726

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Oracle Corp. (a)	52,300	1,098,300
	Progress Software Corp. (a)	1,950	49,862
	Salesforce.com, Inc. (a)(b)	5,350	365,030
	SPSS, Inc. (a)	430	15,639
	Sybase, Inc. (a)	1,110	32,656
	Synopsys, Inc. (a)	800	19,128
	The9 Ltd., ADR (a)	1,480	33,418
	Tyler Technologies, Inc. (a)	1,490	20,219
	UBISOFT Entertainment (a)	780	68,440
Software Total			6,196,061
INFORMATION TECHNOLOGY TOTAL			26,810,900
MATERIALS – 3.5%
Chemicals – 1.3%
	Agrium, Inc.	660	70,976
	Air Products & Chemicals, Inc.	1,400	138,404
	Albemarle Corp.	1,425	56,872
	BASF SE	6,870	473,978
	E.I. Du Pont de Nemours & Co. (b)	9,800	420,322
	H.B. Fuller Co.	1,830	41,065
	Intrepid Potash, Inc. (a)	818	53,808
	Koppers Holdings, Inc.	1,009	42,247
	Linde AG	2,528	355,433
	Minerals Technologies, Inc.	430	27,344
	Monsanto Co.	4,180	528,519
	Mosaic Co. (a)	510	73,797
	Potash Corp. of Saskatchewan, Inc.	4,270	978,738
	PPG Industries, Inc.	1,400	80,318
	Praxair, Inc.	3,200	301,568
	Sensient Technologies Corp.	1,180	33,229
	Syngenta AG, ADR	910	58,877
	Terra Industries, Inc.	919	45,352
	Wacker Chemie AG	210	43,895
Chemicals Total			3,824,742
Construction Materials – 0.1%
	Ciments Francais SA	1,845	302,367
	Eagle Materials, Inc.	860	21,784
Construction Materials Total			324,151
Containers & Packaging – 0.1%
	AptarGroup, Inc.	640	26,848

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – (continued)
	Crown Holdings, Inc. (a)	2,500	64,975
	Greif, Inc., Class A	1,399	89,578
	Greif, Inc., Class B	752	42,691
	Packaging Corp. of America	3,882	83,502
Containers & Packaging Total			307,594
Metals & Mining – 1.8%
	Agnico-Eagle Mines Ltd.	1,080	80,320
	Alcoa, Inc.	13,500	480,870
	Allegheny Technologies, Inc. (b)	2,600	154,128
	Anglo American PLC	3,806	267,305
	BHP Biliton PLC	13,922	532,426
	Carpenter Technology Corp.	350	15,278
	Cleveland-Cliffs, Inc.	960	114,422
	Freeport-McMoRan Copper & Gold, Inc. (b)	11,379	1,333,505
	Goldcorp, Inc.	6,500	300,105
	Haynes International, Inc. (a)	360	20,718
	Hecla Mining Co. (a)	2,170	20,094
	Kaiser Aluminum Corp.	485	25,962
	Norsk Hydro ASA	13,500	197,204
	Nucor Corp. (b)	4,240	316,601
	Rio Tinto PLC	2,105	251,948
	Salzgitter AG	1,606	294,325
	SSAB Svenskt Stal AB, Series A	4,800	155,419
	Worthington Industries, Inc.	1,560	31,980
	Xstrata PLC	1,546	123,915
	Yamato Kogyo Co., Ltd.	6,400	304,977
Metals & Mining Total			5,021,502
Paper & Forest Products – 0.2%
	Mercer International, Inc. (a)	2,350	17,578
	Weyerhaeuser Co.	11,000	562,540
Paper & Forest Products Total			580,118
MATERIALS TOTAL			10,058,107
TELECOMMUNICATION SERVICES – 2.0%
Diversified Telecommunication Services – 1.3%
	AT&T, Inc.	55,552	1,871,547
	Bezeq Israeli Telecommunication Corp., Ltd.	150,930	297,577
	Chunghwa Telecom Co., Ltd., ADR	4,884	123,907

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
	Nippon Telegraph & Telephone Corp.	32	156,707
	Telefonica O2 Czech Republic AS	12,249	396,933
	Telekomunikacja Polska SA	26,539	257,040
	tw telecom, Inc. (a)	1,340	21,480
	Verizon Communications, Inc.	17,085	604,809
	Warwick Valley Telephone Co.	1,200	12,672
Diversified Telecommunication Services Total			3,742,672
Wireless Telecommunication Services – 0.7%
	American Tower Corp., Class A (a)(b)	18,674	788,976
	China Mobile Ltd.	19,500	262,092
	Crown Castle International Corp. (a)	1,800	69,714
	Leap Wireless International, Inc. (a)	710	30,651
	Millicom International Cellular SA	385	39,847
	Mobile TeleSystems OJSC, ADR	2,796	214,202
	NII Holdings, Inc. (a)(b)	9,720	461,603
	Syniverse Holdings, Inc. (a)	4,093	66,307
	Vodafone Group PLC	50,795	150,904
Wireless Telecommunication Services Total			2,084,296
TELECOMMUNICATION SERVICES TOTAL			5,826,968
UTILITIES – 2.3%
Electric Utilities – 1.5%
	ALLETE, Inc.	800	33,600
	American Electric Power Co., Inc.	2,800	112,644
	E.ON AG	3,291	664,011
	Edison International	2,300	118,174
	El Paso Electric Co. (a)	1,560	30,888
	Entergy Corp.	5,775	695,772
	Exelon Corp.	7,800	701,688
	FPL Group, Inc.	12,000	786,960
	Hawaiian Electric Industries, Inc.	1,070	26,461
	Iberdrola SA	15,696	210,304
	ITC Holdings Corp.	1,495	76,409
	Maine & Maritimes Corp. (a)	259	10,982
	MGE Energy, Inc.	840	27,401
	Otter Tail Corp.	667	25,900
	Portland General Electric Co.	1,298	29,231
	PPL Corp.	14,700	768,369
	UIL Holdings Corp.	920	27,057
Electric Utilities Total			4,345,851

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – 0.1%
	AGL Resources, Inc.	2,200	76,076
	Questar Corp.	1,100	78,144
	WGL Holdings, Inc.	720	25,013
Gas Utilities Total			179,233
Independent Power Producers & Energy Traders – 0.1%
	Black Hills Corp.	850	27,251
	Constellation Energy Group, Inc.	450	36,945
	Mirant Corp. (a)	2,200	86,130
	Reliant Energy, Inc. (a)	2,100	44,667
Independent Power Producers & Energy Traders Total			194,993
Multi-Utilities – 0.6%
	Avista Corp.	1,640	35,194
	CH Energy Group, Inc.	1,390	49,442
	NorthWestern Corp.	1,060	26,945
	PG&E Corp. (b)	14,258	565,900
	Public Service Enterprise Group, Inc. (b)	15,680	720,183
	Sempra Energy	1,800	101,610
	United Utilities PLC	24,974	341,496
	Wisconsin Energy Corp.	1,900	85,918
Multi-Utilities Total			1,926,688
UTILITIES TOTAL			6,646,765

	Total Common Stocks (cost of $153,335,694)		167,375,378

		Par ($)
Mortgage-Backed Securities – 12.3%
Federal Home Loan Mortgage Corp.
	5.000% 02/01/38	945,171	906,496
	5.000% 03/01/38	897,668	860,937
	5.500% 04/01/21	2,348,382	2,365,652
	5.500% 12/01/37	1,209,599	1,192,778
	6.000% 07/01/08	2,207	2,213
	6.500% 02/01/11	24,141	25,110
	6.500% 04/01/11	41,858	43,528
	6.500% 05/01/11	27,297	28,399
	6.500% 10/01/11	17,542	18,287
	6.500% 07/01/16	13,891	14,549
	6.500% 04/01/26	29,187	30,427
	6.500% 06/01/26	33,706	35,138

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.500% 02/01/27	174,860	182,179
	6.500% 09/01/28	70,985	73,934
	6.500% 06/01/31	45,060	46,861
	6.500% 07/01/31	13,469	14,016
	7.000% 07/01/28	49,590	52,550
	7.000% 04/01/29	28,255	29,941
	7.000% 01/01/30	13,643	14,427
	7.000% 06/01/31	8,794	9,287
	7.000% 08/01/31	99,993	105,593
	7.500% 08/01/15	587	616
	7.500% 01/01/30	71,467	77,203
	8.000% 09/01/15	27,492	29,175
Federal National Mortgage Association
	5.000% 02/01/36	2,805,425	2,698,523
	5.000% 05/01/37	944,293	906,044
	5.500% 11/01/21	420,646	424,191
	5.500% 04/01/36	1,452,588	1,434,403
	5.500% 11/01/36	3,421,468	3,378,633
	5.500% 06/01/38	2,963,000	2,924,053
	6.000% 07/01/35	328,095	331,779
	6.000% 09/01/36	1,052,858	1,063,695
	6.000% 12/01/36	3,188,138	3,220,954
	6.000% 07/01/37	1,187,439	1,199,409
	6.000% 08/01/37	905,240	914,365
	6.000% 06/01/38	2,914,000	2,943,083
	6.120% 10/01/08	2,166,534	2,170,471
	6.500% 03/01/11	4,716	4,910
	6.500% 08/01/34	485,982	502,223
	6.500% 10/01/36	394,905	407,114
	6.500% 11/01/36	1,918,001	1,977,301
	6.500% 08/01/37	1,169,894	1,205,816
	7.000% 03/01/15	57,135	59,948
	7.000% 07/01/16	10,888	11,416
	7.000% 02/01/31	19,048	20,128
	7.000% 07/01/31	82,063	86,727
	7.000% 07/01/32	10,182	10,763
	7.500% 06/01/15	17,608	18,375
	7.500% 08/01/15	36,828	38,433
	7.500% 09/01/15	16,238	16,945
	7.500% 02/01/31	49,476	53,313
	7.500% 08/01/31	22,942	24,698
	8.000% 12/01/29	26,098	28,375

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	8.000% 04/01/30	38,239	41,374
	8.000% 05/01/30	2,871	3,106
	8.000% 07/01/31	29,633	32,052
Government National Mortgage Association
	6.000% 04/15/13	4,722	4,873
	6.500% 05/15/13	13,927	14,447
	6.500% 06/15/13	4,508	4,676
	6.500% 08/15/13	13,422	13,924
	6.500% 11/15/13	59,167	61,377
	6.500% 07/15/14	34,990	36,305
	6.500% 01/15/29	6,542	6,797
	6.500% 03/15/29	74,039	76,922
	6.500% 04/15/29	132,626	137,790
	6.500% 05/15/29	127,746	132,720
	6.500% 07/15/31	54,673	56,784
	7.000% 11/15/13	172,455	180,675
	7.000% 05/15/29	19,628	20,921
	7.000% 09/15/29	32,675	34,828
	7.000% 06/15/31	22,749	24,216
	7.500% 06/15/23	896	964
	7.500% 01/15/26	21,680	23,354
	7.500% 09/15/29	61,423	66,100
	8.000% 07/15/25	9,818	10,745
	8.500% 12/15/30	3,235	3,556
	9.000% 12/15/17	25,858	28,108

	Total Mortgage-Backed Securities (cost of $35,044,155)		35,251,998
Corporate Fixed-Income Bonds & Notes – 10.7%
BASIC MATERIALS – 0.5%
Chemicals – 0.2%
Dow Chemical Co.
	5.700% 05/15/18	150,000	145,260
Huntsman International LLC
	7.875% 11/15/14	350,000	320,250
Chemicals Total			465,510
Forest Products & Paper – 0.1%
Georgia-Pacific Corp.
	8.000% 01/15/24	320,000	296,000
Forest Products & Paper Total			296,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron/Steel – 0.1%
Nucor Corp.
	5.850% 06/01/18(b)	340,000	343,546
Iron/Steel Total			343,546
Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	315,000	332,325
Metals & Mining Total			332,325
BASIC MATERIALS TOTAL			1,437,381
COMMUNICATIONS – 1.8%
Media – 0.6%
Charter Communications Holdings II LLC / Charter Communications Holdings II / Capital Corp.
	10.250% 09/15/10	350,000	338,625
Comcast Corp.
	7.050% 03/15/33	425,000	431,789
EchoStar DBS Corp.
	6.625% 10/01/14	330,000	305,250
News America, Inc.
	6.550% 03/15/33(b)	325,000	317,960
Time Warner Cable, Inc.
	7.300% 07/01/38	325,000	323,002
Viacom, Inc.
	6.125% 10/05/17	110,000	105,471
Media Total			1,822,097
Telecommunication Services – 1.2%
AT&T, Inc.
	5.100% 09/15/14	500,000	490,135
British Telecommunications PLC
	5.150% 01/15/13	225,000	219,360
Cisco Systems, Inc.
	5.250% 02/22/11(b)	275,000	283,137
Citizens Communications Co.
	7.875% 01/15/27	425,000	371,875
Intelsat Bermuda Ltd.
	9.250% 06/15/16	350,000	352,625
Lucent Technologies, Inc.
	6.450% 03/15/29	415,000	317,475
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	225,000	266,980

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
	5.984% 06/20/11	400,000	405,916
Vodafone Group PLC
	5.000% 12/16/13	400,000	388,187
Windstream Corp.
	8.625% 08/01/16	350,000	349,125
Telecommunication Services Total			3,444,815
COMMUNICATIONS TOTAL			5,266,912
CONSUMER CYCLICAL – 0.7%
Apparel – 0.1%
Levi Strauss & Co.
	9.750% 01/15/15	345,000	346,725
Apparel Total			346,725
Auto Manufacturers – 0.1%
General Motors Corp.
	8.375% 07/15/33	400,000	237,000
Auto Manufacturers Total			237,000
Lodging – 0.3%
Marriott International, Inc.
	5.625% 02/15/13	200,000	188,150
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(d)	340,000	300,050
MGM Mirage
	7.500% 06/01/16	330,000	271,425
Lodging Total			759,625
Retail – 0.2%
CVS Caremark Corp.
	5.750% 06/01/17	275,000	270,476
Wal-Mart Stores, Inc.
	5.800% 02/15/18	350,000	362,388
Retail Total			632,864
CONSUMER CYCLICAL TOTAL			1,976,214
CONSUMER NON-CYCLICAL – 1.0%
Beverages – 0.1%
Diageo Capital PLC
	5.750% 10/23/17	300,000	296,096
Beverages Total			296,096

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – 0.2%
Ashtead Capital, Inc.
	9.000% 08/15/16(d)	130,000	114,400
Iron Mountain, Inc.
	7.750% 01/15/15	350,000	348,250
Service Corp. International
	6.750% 04/01/16	5,000	4,738
Commercial Services Total			467,388
Food – 0.2%
ConAgra Foods, Inc.
	6.750% 09/15/11	255,000	265,528
Kraft Foods, Inc.
	6.500% 08/11/17	320,000	320,407
Food Total			585,935
Healthcare Products – 0.1%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	295,000	312,700
Healthcare Products Total			312,700
Healthcare Services – 0.2%
HCA, Inc.
	9.250% 11/15/16	100,000	103,000
	PIK,
	9.625% 11/15/16	250,000	257,500
Tenet Healthcare Corp.
	9.875% 07/01/14	350,000	351,750
Healthcare Services Total			712,250
Household Products/Wares – 0.1%
Fortune Brands, Inc.
	5.375% 01/15/16	250,000	234,119
Household Products/Wares Total			234,119
Pharmaceuticals – 0.1%
Wyeth
	5.500% 02/01/14	280,000	282,264
Pharmaceuticals Total			282,264
CONSUMER NON-CYCLICAL TOTAL			2,890,752
ENERGY – 1.0%
Coal – 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	320,000	313,600
Coal Total			313,600

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – 0.6%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	250,000	244,914
Chesapeake Energy Corp.
	6.375% 06/15/15	310,000	292,950
KCS Energy, Inc.
	7.125% 04/01/12	320,000	307,200
Nexen, Inc.
	5.875% 03/10/35	310,000	276,858
Talisman Energy, Inc.
	6.250% 02/01/38	305,000	280,361
Valero Energy Corp.
	6.875% 04/15/12	300,000	311,413
Oil & Gas Total			1,713,696
Oil & Gas Services – 0.1%
Weatherford International Ltd.
	5.150% 03/15/13	190,000	188,893
Oil & Gas Services Total			188,893
Pipelines – 0.2%
El Paso Corp.
	6.875% 06/15/14	295,000	295,540
Plains All American Pipeline LP/ PAA Finance Corp.
	6.650% 01/15/37	250,000	233,146
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (f)	320,000	276,310
Pipelines Total			804,996
ENERGY TOTAL			3,021,185
FINANCIALS – 3.5%
Banks – 1.1%
Credit Suisse/New York NY
	6.000% 02/15/18	375,000	361,094
Deutsche Bank AG
	4.875% 05/20/13	325,000	319,705
HSBC Capital Funding LP
	9.547% 12/31/49(d)(f)	550,000	573,861
JPMorgan Chase & Co.
	6.000% 01/15/18	575,000	560,132
SunTrust Preferred Capital I
	5.853% 12/15/11(f)	280,000	203,700

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
USB Capital IX
	6.189% 04/15/49(f)	500,000	380,000
Wachovia Corp.
	4.875% 02/15/14(b)	500,000	456,679
Wells Fargo & Co.
	5.125% 09/01/12(b)	325,000	323,835
Banks Total			3,179,006
Diversified Financial Services – 1.8%
AGFC Capital Trust I
	6.000% 01/15/67(d)(f)	350,000	277,735
American Express Credit Corp.
	5.875% 05/02/13	345,000	342,991
Capital One Financial Corp.
	5.500% 06/01/15	450,000	404,622
Caterpillar Financial Services Corp.
	5.450% 04/15/18	300,000	297,410
CDX North America High Yield
	8.875% 06/29/13(d)	600,000	554,250
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(d)	750,000	777,907
Ford Motor Credit Co.
	8.000% 12/15/16	400,000	290,705
GMAC LLC
	8.000% 11/01/31	370,000	240,714
Goldman Sachs Group, Inc.
	6.345% 02/15/34(b)	475,000	402,672
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11	350,000	337,927
Merrill Lynch & Co., Inc.
	6.050% 08/15/12	350,000	342,551
Morgan Stanley
	6.750% 04/15/11	500,000	512,897
Nuveen Investments, Inc.
	10.500% 11/15/15(d)	325,000	299,813
Diversified Financial Services Total			5,082,194
Insurance – 0.4%
Chubb Corp.
	5.750% 05/15/18	250,000	242,303
Principal Life Income Funding Trusts
	5.300% 04/24/13	200,000	200,001

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Prudential Financial, Inc.
	6.000% 12/01/17(b)	325,000	321,414
UnitedHealth Group, Inc.
	5.250% 03/15/11	300,000	298,611
Insurance Total			1,062,329
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12(b)	250,000	239,610
Simon Property Group LP
	5.750% 12/01/15	375,000	363,945
Real Estate Investment Trusts (REITs) Total			603,555
FINANCIALS TOTAL			9,927,084
INDUSTRIALS – 0.8%
Aerospace & Defense – 0.2%
L-3 Communications Corp.
	5.875% 01/15/15	310,000	285,975
United Technologies Corp.
	5.375% 12/15/17	350,000	349,722
Aerospace & Defense Total			635,697
Environmental Control – 0.1%
Allied Waste North America, Inc.
	7.125% 05/15/16	350,000	348,250
Environmental Control Total			348,250
Miscellaneous Manufacturing – 0.1%
Bombardier, Inc.
	6.300% 05/01/14(d)	375,000	358,125
Miscellaneous Manufacturing Total			358,125
Packaging & Containers – 0.1%
Owens-Illinois, Inc.
	7.500% 05/15/10	290,000	295,075
Packaging & Containers Total			295,075
Transportation – 0.3%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	250,000	239,418
Union Pacific Corp.
	6.650% 01/15/11	250,000	260,935
United Parcel Service, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
	4.500% 01/15/13	155,000	155,313
Transportation Total			655,666
INDUSTRIALS TOTAL			2,292,813
TECHNOLOGY – 0.2%
Semiconductors – 0.1%
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	425,000	330,438
Semiconductors Total			330,438
Software – 0.1%
Oracle Corp.
	6.500% 04/15/38	300,000	300,743
Software Total			300,743
TECHNOLOGY TOTAL			631,181
UTILITIES – 1.2%
Electric – 1.0%
Commonwealth Edison Co.
	5.950% 08/15/16	300,000	298,492
Consolidated Edison Co. of New York
	5.850% 04/01/18	255,000	255,950
Indiana Michigan Power Co.
	5.650% 12/01/15	350,000	337,110
Intergen NV
	9.000% 06/30/17(d)	340,000	351,900
NRG Energy, Inc.
	7.250% 02/01/14	35,000	33,425
	7.375% 02/01/16	315,000	296,494
Pacific Gas & Electric Co.
	5.800% 03/01/37	350,000	326,314
Progress Energy, Inc.
	7.750% 03/01/31	225,000	257,118
Southern California Edison Co.
	5.000% 01/15/14	400,000	398,503
Texas Competitive Electric Holdings Co.,
	PIK,
	10.500% 11/01/16(d)	370,000	357,975
Electric Total			2,913,281
Gas – 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	275,000	271,709

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – (continued)
Sempra Energy
	4.750% 05/15/09	275,000	275,982
Gas Total			547,691
UTILITIES TOTAL			3,460,972

	Total Corporate Fixed-Income Bonds & Notes (cost of $32,616,642)		30,904,494
Government & Agency Obligations – 5.2%
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Province of Ontario
	2.750% 02/22/11	600,000	586,973
Province of Quebec
	5.000% 07/17/09 (b)	600,000	610,559
United Mexican States
	7.500% 04/08/33	425,000	489,812
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,687,344
MORTGAGE - BACKED SECURITIES – 0.5%
Fannie Mae Pool
	5.000% 01/01/38	1,094,071	1,049,755
	6.500% 08/01/37	535,383	551,822
MORTGAGE - BACKED SECURITIES TOTAL			1,601,577
U.S. GOVERNMENT AGENCIES – 1.4%
Federal Home Loan Bank
	5.500% 08/13/14(b)	765,000	812,698
Federal Home Loan Mortgage Corp.
	5.500% 08/23/17(b)	1,300,000	1,374,781
Federal National Mortgage Association
	5.250% 08/01/12(b)	1,640,000	1,659,720
	5.375% 08/15/09(g)	60,000	61,641
U.S. GOVERNMENT AGENCIES TOTAL			3,908,840
U.S. GOVERNMENT OBLIGATIONS – 2.7%
U.S. Treasury Bonds
	4.875% 05/31/11(b)	1,200,000	1,266,374
	5.375% 02/15/31(b)	4,990,000	5,544,359
U.S. Treasury Inflation Indexed Bond

	Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Inflation Indexed Bond
3.500% 01/15/11(b)	913,197	994,101
U.S. GOVERNMENT OBLIGATIONS TOTAL		7,804,834

Total Government & Agency Obligations (cost of $14,638,794)		15,002,595
Commercial Mortgage-Backed Securities – 3.7%
Bear Stearns Commercial Mortgage Securities
5.742% 09/11/42(f)	1,000,000	945,169
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.366% 12/11/49(f)	420,000	372,365
Commercial Mortgage Pass Through Certificates
5.234% 07/10/37(f)	980,000	971,382
CS First Boston Mortgage Securities Corp.
4.577% 04/15/37	1,586,000	1,571,802
First Union - Chase Commercial Mortgage
6.645% 06/15/31	332,434	335,280
JPMorgan Chase Commercial Mortgage Securities Corp.
4.780% 07/15/42	310,000	286,215
5.447% 06/12/47	509,000	472,555
5.525% 04/15/43(f)	1,457,000	1,341,180
JPMorgan Commercial Mortgage Finance Corp.
6.507% 10/15/35	107,701	107,665
Morgan Stanley Capital I
5.809% 12/12/49	1,500,000	1,424,043
Wachovia Bank Commercial Mortgage Trust
3.989% 06/15/35	3,000,000	2,818,122

Total Commercial Mortgage-Backed Securities (cost of $11,207,583)		10,645,778
Collateralized Mortgage Obligations – 3.5%
AGENCY – 1.6%
Federal Home Loan Mortgage Corp.
5.000% 12/15/15	160,393	160,592
5.500% 06/15/34	2,500,000	2,499,777
6.000% 02/15/28	945,120	968,503

	Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
Federal National Mortgage Association
5.000% 12/25/15	971,219	981,691
AGENCY TOTAL		4,610,563
NON - AGENCY – 1.9%
American Mortgage Trust
8.445% 09/27/22(f)	8,042	4,867
Bear Stearns Adjustable Rate Mortgage Trust
5.487% 02/25/47(f)	1,031,083	950,100
Countrywide Alternative Loan Trust
5.250% 08/25/35	460,913	438,589
5.500% 10/25/35	766,801	734,139
JPMorgan Mortgage Trust
6.041% 10/25/36(f)	870,178	858,631
Lehman Mortgage Trust
6.500% 01/25/38(e)	838,021	822,062
WaMu Mortgage Pass-Through Certificates
5.714% 02/25/37(f)	1,638,879	1,524,151
NON - AGENCY TOTAL		5,332,539

Total Collateralized Mortgage Obligations (cost of $10,217,192)		9,943,102
Asset-Backed Securities – 1.5%
Citicorp Residential Mortgage Securities, Inc.
6.080% 06/25/37	490,000	483,032
Consumer Funding LLC
5.430% 04/20/15	820,000	837,853
Ford Credit Auto Owner Trust
5.470% 06/15/12	761,000	771,508
Franklin Auto Trust
5.360% 05/20/16	989,000	977,256
Green Tree Financial Corp.
6.870% 01/15/29	145,609	142,365
Origen Manufactured Housing
3.380% 08/15/17	9,381	9,365
USAA Auto Owner Trust
4.500% 10/15/13	1,046,000	1,035,671

Total Asset-Backed Securities (cost of $4,313,115)		4,257,050

	Shares	Value ($)
Investment Companies – 0.2%
iShares MSCI Brazil Index Fund	1,315	117,811
iShares MSCI EAFE Index Fund	6,787	466,267

Total Investment Companies (cost of $618,721)		584,078
Convertible Preferred Stocks – 0.1%
HEALTH CARE – 0.1%
Pharmaceuticals – 0.1%
Schering-Plough Corp., 6.000%	1,100	210,661
	Pharmaceuticals Total	210,661
	HEALTH CARE TOTAL	210,661

	Total Convertible Preferred Stocks (cost of $287,864)	210,661
Preferred Stocks – 0.0%
CONSUMER STAPLES – 0.0%
Food Products – 0.0%
Sadia SA	13,000	92,122
	Food Products Total	92,122
	CONSUMER STAPLES TOTAL	92,122

	Total Preferred Stocks (cost of $93,091)	92,122
Securities Lending Collateral – 14.3%
State Street Navigator Securities Lending Prime Portfolio (h) (7 day yield of 2.633%)	40,993,821	40,993,821

Total Securities Lending Collateral (cost of $40,993,821)		40,993,821

		Par ($)	Value ($)
Short-Term Obligations – 4.6%
REPURCHASE AGREEMENT – 4.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08, at 2.150%, collateralized by U.S. Government Agencies Obligations with various maturities to 09/14/17, market value of $12,527,488 (repurchase proceeds $12,259,749)	12,259,000	12,259,000
U.S. GOVERNMENT OBLIGATION – 0.3%
United States Treasury Bill
	1.000% 09/18/08(g)	965,000	960,976
U.S.Government Obligation Total			960,976

	Total Short-Term Obligations (cost of $13,219,976)		13,219,976

Total Investments –114.4% (cost of $316,586,648)(i)(j)	$328,481,053

Other Assets & Liabilities, Net – (14.4)%	(41,182,956)

Net Assets – 100.0%	$287,298,097

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $39,906,460.

(c)	All or a portion of this security is pledged as collateral for open written options contracts. The total market value of securities pledged as collateral at June 30, 2008 is $52,470.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid, amounted to $3,966,016, which represents 1.4% of net assets.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.

(g)	All or a portion of this security is pledged as collateral for open futures contracts. The total market value of securities pledged as collateral is $1,002,070.

(h)	Investment made with cash collateral received from securities lending activity.

(i)	Cost for federal income tax purposes is $316,656,220.

(j)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$27,565,678	$(15,740,845)	$11,824,833

At June 30, 2008, the Fund held the following open long futures contracts:

					Unrealized
	Number of		Aggregate	Expiration	Appreciation
Type	Contracts	Value	Face Value	Date	(Depreciation)
2-Year U.S. Treasury Notes	12	$2,534,437	$2,511,414	Sept-2008	$23,023
S & P 500 Index	10	3,202,750	3,360,422	Sept-2008	(157,672)
					$(134,649)

For the nine months ended June 30, 2008, transactions in written options contracts were as follows:

	Number of contracts	Premium received
Options outstanding at September 30, 2007	173	$25,085
Options written	166	47,619
Options terminated in closing transactions	(81)	(28,827)
Options expired	(217)	(34,649)
Options exercised	(38)	(8,693)
Options outstanding at June 30, 2008	3	$535

At June 30, 2008, the Fund held the following written call options contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Goldman Sachs Group, Inc.	$200	2	07/19/2008	$284	$52
Goldman Sachs Group, Inc.	195	1	07/19/2008	251	52
Total written call options (proceeds $535)					$104

At June 30, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency		Aggregate	Settlement	Unrealized
Contracts to Buy	Value	Face Value	Date	Appreciation
AUD	$1,389,126	$1,352,407	09/17/08	$36,719
EUR	3,084,605	3,019,689	09/17/08	64,916
EUR	90,954	90,605	09/17/08	349
GBP	1,298,849	1,267,038	09/17/08	31,811
JPY	429,270	422,332	09/17/08	6,938
				$140,733

Forward Foreign Currency		Aggregate	Settlement	Unrealized Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)
CAD	$334,076	$332,132	09/17/08	$(1,944)
CHF	985,459	962,495	09/17/08	(22,964)
CZK	377,522	364,577	09/17/08	(12,945)
DKK	154,304	150,948	09/17/08	(3,356)
GBP	91,078	90,284	09/17/08	(794)
IDR	93,034	91,118	09/17/08	(1,916)
ILS	461,353	453,357	09/17/08	(7,996)
KRW	149,898	151,523	09/17/08	1,625
NOK	369,543	360,612	09/17/08	(8,931)
PLN	155,579	150,797	09/17/08	(4,782)
SEK	61,007	60,344	09/17/08	(663)
SGD	460,319	453,587	09/17/08	(6,732)
TWD	274,726	272,721	09/17/08	(2,005)
				$(73,403)

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PIK	Payment-in-Kind
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Common Stock Fund

		Shares	Value ($)*
Common Stocks – 98.9%
CONSUMER DISCRETIONARY – 7.5%
Media – 3.5%
	McGraw-Hill Companies, Inc. (a)	126,400	5,071,168
	NET Servicos de Comunicacao SA, ADR (a)	83,600	1,052,524
	News Corp., Class A	430,400	6,473,216
Media Total			12,596,908
Multiline Retail – 0.8%
	Target Corp.	61,900	2,877,731
Multiline Retail Total			2,877,731
Textiles, Apparel & Luxury Goods – 3.2%
	NIKE, Inc., Class B	103,000	6,139,830
	Phillips-Van Heusen Corp.	71,200	2,607,344
	Polo Ralph Lauren Corp. (a)	45,400	2,850,212
Textiles, Apparel & Luxury Goods Total			11,597,386
CONSUMER DISCRETIONARY TOTAL			27,072,025
CONSUMER STAPLES – 9.4%
Beverages – 3.2%
	Diageo PLC, ADR (a)	46,300	3,420,181
	Hansen Natural Corp. (a)(b)	68,800	1,982,816
	PepsiCo, Inc.	93,100	5,920,229
Beverages Total			11,323,226
Food & Staples Retailing – 1.2%
	Kroger Co.	146,750	4,236,672
Food & Staples Retailing Total			4,236,672
Household Products – 0.5%
	Colgate-Palmolive Co.	24,520	1,694,332
Household Products Total			1,694,332
Personal Products – 1.8%
	Avon Products, Inc.	93,300	3,360,666
	Herbalife Ltd. (a)	83,800	3,247,250
Personal Products Total			6,607,916
Tobacco – 2.7%
	Philip Morris International, Inc.	198,400	9,798,976
Tobacco Total			9,798,976
CONSUMER STAPLES TOTAL			33,661,122
ENERGY – 15.7%
Energy Equipment & Services – 5.4%
	Halliburton Co.	157,500	8,358,525
	Transocean, Inc. (b)	39,200	5,973,688

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
	Weatherford International Ltd. (b)	103,700	5,142,483
Energy Equipment & Services Total			19,474,696
Oil, Gas & Consumable Fuels – 10.3%
	Anadarko Petroleum Corp.	67,900	5,081,636
	Apache Corp.	63,100	8,770,900
	ConocoPhillips	150,200	14,177,378
	Devon Energy Corp.	73,410	8,820,946
Oil, Gas & Consumable Fuels Total			36,850,860
ENERGY TOTAL			56,325,556
FINANCIALS – 13.8%
Capital Markets – 5.6%
	Affiliated Managers Group, Inc. (a)(b)	39,700	3,575,382
	Goldman Sachs Group, Inc.	31,400	5,491,860
	Invesco Ltd. (a)	180,500	4,328,390
	Merrill Lynch & Co., Inc.	37,500	1,189,125
	State Street Corp.	89,100	5,701,509
Capital Markets Total			20,286,266
Commercial Banks – 1.2%
	BB&T Corp. (a)	140,200	3,192,354
	Wachovia Corp.	61,700	958,201
Commercial Banks Total			4,150,555
Consumer Finance – 1.1%
	American Express Co.	108,340	4,081,168
Consumer Finance Total			4,081,168
Diversified Financial Services – 3.3%
	Citigroup, Inc.	243,789	4,085,904
	JPMorgan Chase & Co.	228,272	7,832,012
Diversified Financial Services Total			11,917,916
Insurance – 2.6%
	Berkshire Hathaway, Inc., Class B (b)	1,239	4,970,868
	Unum Group	205,790	4,208,405
Insurance Total			9,179,273
FINANCIALS TOTAL			49,615,178
HEALTH CARE – 15.8%
Biotechnology – 1.0%
	Amgen, Inc. (b)	77,100	3,636,036
Biotechnology Total			3,636,036
Health Care Equipment & Supplies – 5.0%
	Baxter International, Inc.	126,800	8,107,592

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Covidien Ltd.	129,625	6,207,741
	Zimmer Holdings, Inc. (b)	54,200	3,688,310
Health Care Equipment & Supplies Total			18,003,643
Health Care Providers & Services – 2.7%
	Aetna, Inc.	95,900	3,886,827
	McKesson Corp.	104,310	5,831,972
Health Care Providers & Services Total			9,718,799
Life Sciences Tools & Services – 1.6%
	Thermo Fisher Scientific, Inc. (b)	100,150	5,581,360
Life Sciences Tools & Services Total			5,581,360
Pharmaceuticals – 5.5%
	Abbott Laboratories	191,387	10,137,769
	Johnson & Johnson	104,090	6,697,151
	Schering-Plough Corp.	144,400	2,843,236
Pharmaceuticals Total			19,678,156
HEALTH CARE TOTAL			56,617,994
INDUSTRIALS – 13.1%
Aerospace & Defense – 3.9%
	Honeywell International, Inc.	101,550	5,105,934
	Northrop Grumman Corp.	70,300	4,703,070
	United Technologies Corp.	71,000	4,380,700
Aerospace & Defense Total			14,189,704
Commercial Services & Supplies – 1.0%
	Dun & Bradstreet Corp.	42,500	3,724,700
Commercial Services & Supplies Total			3,724,700
Electrical Equipment – 0.4%
	Suntech Power Holdings Co., Ltd., ADR (a)(b)	35,600	1,333,576
Electrical Equipment Total			1,333,576
Industrial Conglomerates – 4.4%
	General Electric Co.	264,640	7,063,242
	Tyco International Ltd. (a)	213,925	8,565,557
Industrial Conglomerates Total			15,628,799
Machinery – 1.9%
	CNH Global NV (a)	39,700	1,348,609
	Eaton Corp.	63,602	5,404,262
Machinery Total			6,752,871

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 1.5%
	Union Pacific Corp.	72,920	5,505,460
Road & Rail Total			5,505,460
INDUSTRIALS TOTAL			47,135,110
INFORMATION TECHNOLOGY – 17.6%
Communications Equipment – 2.9%
	Nokia Oyj, ADR	154,800	3,792,600
	QUALCOMM, Inc.	144,200	6,398,154
Communications Equipment Total			10,190,754
Computers & Peripherals – 4.4%
	Apple, Inc. (b)	32,100	5,374,824
	Hewlett-Packard Co.	234,600	10,371,666
Computers & Peripherals Total			15,746,490
Internet Software & Services – 5.1%
	Akamai Technologies, Inc. (a)(b)	56,100	1,951,719
	eBay, Inc. (b)	110,600	3,022,698
	Google, Inc., Class A (b)	20,000	10,528,400
	VeriSign, Inc. (a)(b)	75,500	2,853,900
Internet Software & Services Total			18,356,717
IT Services – 0.5%
	Western Union Co.	71,300	1,762,536
IT Services Total			1,762,536
Semiconductors & Semiconductor Equipment – 0.8%
	Linear Technology Corp. (a)	86,100	2,804,277
Semiconductors & Semiconductor Equipment Total			2,804,277
Software – 3.9%
	Microsoft Corp.	428,520	11,788,585
	Oracle Corp. (b)	111,640	2,344,440
Software Total			14,133,025
INFORMATION TECHNOLOGY TOTAL			62,993,799
MATERIALS – 1.9%
Metals & Mining – 1.9%
	Alcoa, Inc.	125,200	4,459,624

4

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Freeport-McMoRan Copper & Gold, Inc.	19,700	2,308,643
Metals & Mining Total			6,768,267
MATERIALS TOTAL			6,768,267
TELECOMMUNICATION SERVICES – 2.5%
Diversified Telecommunication Services – 1.7%
	Verizon Communications, Inc.	173,900	6,156,060
Diversified Telecommunication Services Total			6,156,060
Wireless Telecommunication Services – 0.8%
	America Movil SAB de CV, Series L, ADR	53,100	2,801,025
Wireless Telecommunication Services Total			2,801,025
TELECOMMUNICATION SERVICES TOTAL			8,957,085
UTILITIES – 1.6%
Electric Utilities – 0.5%
	FPL Group, Inc.	30,000	1,967,400
Electric Utilities Total			1,967,400
Multi-Utilities – 1.1%
	Public Service Enterprise Group, Inc.	83,400	3,830,562
Multi-Utilities Total			3,830,562
UTILITIES TOTAL			5,797,962

	Total Common Stocks (cost of $309,080,056)		354,944,098
Securities Lending Collateral – 10.7%
	State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 2.633%)	38,236,825	38,236,825

	Total Securities Lending Collateral (cost of $38,236,825)		38,236,825

		Par ($)
Short-Term Obligation – 1.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 1.600%, collateralized by a U.S. Treasury Obligation maturing 02/15/10, market value $3,946,875 (repurchase proceeds $3,868,172)	3,868,000	3,868,000

	Total Short-Term Obligation (cost of $3,868,000)		3,868,000

5

Total Investments – 110.7% (cost of $351,184,881)(d)(e)	$397,048,923

Other Assets & Liabilities, Net – (10.7)%	(38,237,797)

Net Assets – 100.0%	$358,811,126

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $35,201,784.

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $351,184,881.

(e)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$59,943,866	$(14,079,824)	$45,864,042

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Disciplined Value Fund

	Shares	Value ($)*
Common Stocks – 98.1%
CONSUMER DISCRETIONARY – 6.7%
Hotels, Restaurants & Leisure – 2.7%
McDonald’s Corp.	163,100	9,169,482
Wyndham Worldwide Corp.	57,900	1,036,989
Hotels, Restaurants & Leisure Total		10,206,471
Household Durables – 1.9%
NVR, Inc. (a)(b)	14,100	7,051,128
Household Durables Total		7,051,128
Internet & Catalog Retail – 0.2%
IAC/InterActiveCorp (a)	32,500	626,600
Internet & Catalog Retail Total		626,600
Media – 0.6%
CBS Corp., Class B	72,100	1,405,229
Walt Disney Co.	20,500	639,600
Media Total		2,044,829
Multiline Retail – 0.0%
Macy’s, Inc.	6,300	122,346
Multiline Retail Total		122,346
Specialty Retail – 1.3%
Gap, Inc.	262,300	4,372,541
Home Depot, Inc.	1,300	30,446
RadioShack Corp.	38,800	476,076
Specialty Retail Total		4,879,063
CONSUMER DISCRETIONARY TOTAL		24,930,437
CONSUMER STAPLES – 9.1%
Beverages – 0.1%
Coca-Cola Co.	3,800	197,524
Beverages Total		197,524
Food & Staples Retailing – 0.6%
CVS Caremark Corp.	36,800	1,456,176
SUPERVALU, Inc.	25,100	775,339
Food & Staples Retailing Total		2,231,515
Household Products – 2.9%
Procter & Gamble Co.	179,900	10,939,719
Household Products Total		10,939,719
Tobacco – 5.5%
Altria Group, Inc.	448,700	9,225,272
Philip Morris International, Inc.	81,700	4,035,163

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
Reynolds American, Inc. (b)	159,200	7,429,864
Tobacco Total		20,690,299
CONSUMER STAPLES TOTAL		34,059,057
ENERGY – 20.0%
Oil, Gas & Consumable Fuels – 20.0%
Apache Corp.	7,500	1,042,500
Chevron Corp.	153,600	15,226,368
Cimarex Energy Co.	28,300	1,971,661
ConocoPhillips	121,300	11,449,507
Exxon Mobil Corp. (c)	359,500	31,682,735
Marathon Oil Corp.	5,900	306,033
Occidental Petroleum Corp.	86,900	7,808,834
Valero Energy Corp.	127,700	5,258,686
Oil, Gas & Consumable Fuels Total		74,746,324
ENERGY TOTAL		74,746,324
FINANCIALS – 23.6%
Capital Markets – 4.1%
Goldman Sachs Group, Inc.	58,800	10,284,120
Morgan Stanley	142,600	5,143,582
Capital Markets Total		15,427,702
Commercial Banks – 3.7%
BB&T Corp. (b)	12,400	282,348
U.S. Bancorp (b)	37,700	1,051,453
Wachovia Corp. (b)	116,400	1,807,692
Wells Fargo & Co.	455,300	10,813,375
Commercial Banks Total		13,954,868
Consumer Finance – 1.0%
Capital One Financial Corp. (b)	96,500	3,667,965
Consumer Finance Total		3,667,965
Diversified Financial Services – 3.0%
JPMorgan Chase & Co.	321,600	11,034,096
Diversified Financial Services Total		11,034,096
Insurance – 9.1%
Allied World Assurance Holdings Ltd.	33,400	1,323,308
American International Group, Inc.	55,400	1,465,884
Assurant, Inc.	97,100	6,404,716
Axis Capital Holdings Ltd.	22,700	676,687
CNA Financial Corp. (b)	1,800	45,270
Endurance Specialty Holdings Ltd. (b)	26,000	800,540

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Loews Corp. (b)	68,300	3,203,270
PartnerRe Ltd.	29,200	2,018,596
Prudential Financial, Inc.	68,800	4,110,112
Reinsurance Group of America, Inc. (b)	16,300	709,376
RenaissanceRe Holdings Ltd.	61,600	2,751,672
Travelers Companies, Inc.	224,900	9,760,660
W.R. Berkley Corp.	35,700	862,512
Insurance Total		34,132,603
Real Estate Investment Trusts (REITs) – 2.7%
Annaly Mortgage Management, Inc.	566,000	8,778,660
Equity Residential Property Trust	32,400	1,239,948
Real Estate Investment Trusts (REITs) Total		10,018,608
FINANCIALS TOTAL		88,235,842
HEALTH CARE – 7.4%
Biotechnology – 0.5%
Amgen, Inc. (a)	38,300	1,806,228
Biotechnology Total		1,806,228
Health Care Providers & Services – 2.9%
AmerisourceBergen Corp.	166,400	6,654,336
WellPoint, Inc. (a)	93,000	4,432,380
Health Care Providers & Services Total		11,086,716
Pharmaceuticals – 4.0%
Johnson & Johnson	51,200	3,294,208
King Pharmaceuticals, Inc. (a)(b)	153,700	1,609,239
Pfizer, Inc.	572,600	10,003,322
Pharmaceuticals Total		14,906,769
HEALTH CARE TOTAL		27,799,713
INDUSTRIALS – 10.3%
Aerospace & Defense – 3.3%
Honeywell International, Inc.	10,600	532,968
Northrop Grumman Corp.	123,800	8,282,220
Raytheon Co.	62,400	3,511,872
Aerospace & Defense Total		12,327,060
Industrial Conglomerates – 4.4%
3M Co.	12,400	862,916
General Electric Co.	255,900	6,829,971
Tyco International Ltd. (b)	219,600	8,792,784
Industrial Conglomerates Total		16,485,671
Machinery – 2.3%
AGCO Corp. (a)	40,400	2,117,364

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Ingersoll-Rand Co., Ltd., Class A	168,400	6,303,212
Machinery Total		8,420,576
Road & Rail – 0.3%
Hertz Global Holdings, Inc. (a)	124,400	1,194,240
Road & Rail Total		1,194,240
INDUSTRIALS TOTAL		38,427,547
INFORMATION TECHNOLOGY – 3.3%
Computers & Peripherals – 2.7%
International Business Machines Corp.	7,900	936,387
Seagate Technology	451,300	8,633,369
Western Digital Corp. (a)	17,000	587,010
Computers & Peripherals Total		10,156,766
Software – 0.6%
Symantec Corp. (a)	116,100	2,246,535
Software Total		2,246,535
INFORMATION TECHNOLOGY TOTAL		12,403,301
MATERIALS – 4.5%
Chemicals – 0.3%
Dow Chemical Co. (b)	29,200	1,019,372
Mosaic Co. (a)	1,800	260,460
Chemicals Total		1,279,832
Containers & Packaging – 0.5%
Owens-Illinois, Inc. (a)	48,200	2,009,458
Containers & Packaging Total		2,009,458
Metals & Mining – 3.2%
Alcoa, Inc.	31,400	1,118,468
Freeport-McMoRan Copper & Gold, Inc.	61,600	7,218,904
Reliance Steel & Aluminum Co.	45,000	3,469,050
Metals & Mining Total		11,806,422
Paper & Forest Products – 0.5%
International Paper Co. (b)	74,500	1,735,850
Paper & Forest Products Total		1,735,850
MATERIALS TOTAL		16,831,562
TELECOMMUNICATION SERVICES – 5.9%
Diversified Telecommunication Services – 4.8%
AT&T, Inc.	319,600	10,767,324
Embarq Corp.	28,900	1,366,103

4

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
Qwest Communications International, Inc.	1,110,600	4,364,658
Verizon Communications, Inc.	41,900	1,483,260
Diversified Telecommunication Services Total		17,981,345
Wireless Telecommunication Services – 1.1%
Telephone & Data Systems, Inc.	87,900	4,155,033
Wireless Telecommunication Services Total		4,155,033
TELECOMMUNICATION SERVICES TOTAL		22,136,378
UTILITIES – 7.3%
Electric Utilities – 3.6%
Duke Energy Corp.	53,000	921,140
Edison International	67,900	3,488,702
FirstEnergy Corp.	111,100	9,146,863
Electric Utilities Total		13,556,705
Gas Utilities – 1.5%
Energen Corp.	51,100	3,987,333
ONEOK, Inc.	30,700	1,499,081
Gas Utilities Total		5,486,414
Independent Power Producers & Energy Traders – 2.2%
Mirant Corp. (a)	153,100	5,993,865
Reliant Energy, Inc. (a)	100,600	2,139,762
Independent Power Producers & Energy Traders Total		8,133,627
Multi-Utilities – 0.0%
Public Service Enterprise Group, Inc.	1,000	45,930
Multi-Utilities Total		45,930
UTILITIES TOTAL		27,222,676

Total Common Stocks (cost of $363,047,527)		366,792,837
Securities Lending Collateral – 7.6%
State Street Navigator Securities Lending Prime Portfolio (d) (7 day yield of 2.633%)	28,497,519	28,497,519

Total Securities Lending Collateral (cost of $28,497,519)		28,497,519

5

	Par ($)	Value ($)
Short-Term Obligation – 0.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 1.600%, collateralized by a U.S. Treasury Obligation maturing 02/15/10, market value $1,726,100 (repurchase proceeds $1,689,075)	1,689,000	1,689,000

Total Short-Term Obligation (cost of $1,689,000)		1,689,000

Total Investments – 106.2% (cost of $393,234,046)(e)(f)		396,979,356

Other Assets & Liabilities, Net – (6.2)%		(23,116,657)

Net Assets – 100.0%		373,862,699

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $27,576,821.

(c)	A portion of this security with a market value of $2,225,283 is pledged as collateral for open futures contracts.

(d)	Investment made with cash collateral received from securities lending activity.

(e)	Cost for federal income tax purposes is $393,234,046.

(f)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$49,947,392	$(46,202,082)	$3,745,310

6

At June 30, 2008, the Fund held the following open long futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P 500 Index	24	$7,686,600	$7,881,051	Sept-2008	$(194,451)

7

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Dividend Income Fund

	Shares	Value ($)*
Common Stocks – 89.3%
CONSUMER DISCRETIONARY – 7.9%
Hotels, Restaurants & Leisure – 2.3%
McDonald’s Corp.	455,000	25,580,100
Hotels, Restaurants & Leisure Total		25,580,100
Household Durables – 0.2%
Newell Rubbermaid, Inc.	125,000	2,098,750
Household Durables Total		2,098,750
Media – 2.4%
CBS Corp., Class B	440,000	8,575,600
McGraw-Hill Companies, Inc.	130,000	5,215,600
Meredith Corp. (a)	265,000	7,496,850
Pearson PLC (a)	390,000	4,777,500
Time Warner, Inc.	100,000	1,480,000
Media Total		27,545,550
Multiline Retail – 0.3%
Macy’s, Inc.	200,000	3,884,000
Multiline Retail Total		3,884,000
Specialty Retail – 2.7%
Home Depot, Inc.	325,000	7,611,500
Sherwin-Williams Co. (a)	255,000	11,712,150
Staples, Inc.	250,000	5,937,500
TJX Companies, Inc.	180,000	5,664,600
Specialty Retail Total		30,925,750
CONSUMER DISCRETIONARY TOTAL		90,034,150
CONSUMER STAPLES – 12.4%
Beverages – 3.7%
Anheuser-Busch Companies, Inc.	176,000	10,933,120
Coca-Cola Co.	140,000	7,277,200
Diageo PLC, ADR (a)	265,000	19,575,550
PepsiCo, Inc.	70,000	4,451,300
Beverages Total		42,237,170
Food & Staples Retailing – 1.5%
Wal-Mart Stores, Inc.	300,000	16,860,000
Food & Staples Retailing Total		16,860,000
Food Products – 2.2%
General Mills, Inc.	100,000	6,077,000
H.J. Heinz Co.	235,000	11,244,750
Nestle SA, ADR, Registered Shares	60,000	6,797,568
Food Products Total		24,119,318

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 3.0%
Kimberly-Clark Corp.	210,000	12,553,800
Procter & Gamble Co.	356,000	21,648,360
Household Products Total		34,202,160
Tobacco – 2.0%
Altria Group, Inc.	300,000	6,168,000
Philip Morris International, Inc.	340,000	16,792,600
Tobacco Total		22,960,600
CONSUMER STAPLES TOTAL		140,379,248
ENERGY – 11.4%
Energy Equipment & Services – 0.6%
Halliburton Co.	130,000	6,899,100
Energy Equipment & Services Total		6,899,100
Oil, Gas & Consumable Fuels – 10.8%
BP PLC, ADR	170,000	11,826,900
Chevron Corp.	325,000	32,217,250
ConocoPhillips	135,000	12,742,650
Exxon Mobil Corp.	540,000	47,590,200
Occidental Petroleum Corp.	90,000	8,087,400
Royal Dutch Shell PLC, ADR	120,000	9,805,200
Oil, Gas & Consumable Fuels Total		122,269,600
ENERGY TOTAL		129,168,700
FINANCIALS – 14.5%
Capital Markets – 1.7%
Bank of New York Mellon Corp.	305,000	11,538,150
Federated Investors, Inc., Class B	220,000	7,572,400
Capital Markets Total		19,110,550
Commercial Banks – 2.8%
PNC Financial Services Group, Inc.	76,000	4,339,600
SunTrust Banks, Inc. (a)	74,000	2,680,280
U.S. Bancorp	514,000	14,335,460
Wachovia Corp.	210,000	3,261,300
Wells Fargo & Co.	300,000	7,125,000
Commercial Banks Total		31,741,640
Consumer Finance – 0.2%
Discover Financial Services	200,000	2,634,000
Consumer Finance Total		2,634,000
Diversified Financial Services – 1.7%
Citigroup, Inc.	550,000	9,218,000

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
JPMorgan Chase & Co.	280,000	9,606,800
Diversified Financial Services Total		18,824,800
Insurance – 7.8%
Arthur J. Gallagher & Co. (a)	516,000	12,435,600
Chubb Corp.	112,000	5,489,120
Hartford Financial Services Group, Inc.	240,000	15,496,800
Lincoln National Corp.	440,000	19,940,800
Principal Financial Group, Inc.	302,000	12,674,940
RenaissanceRe Holdings Ltd.	45,000	2,010,150
Unum Group	605,000	12,372,250
Willis Group Holdings Ltd.	260,000	8,156,200
Insurance Total		88,575,860
Real Estate Investment Trusts (REITs) – 0.3%
Kimco Realty Corp. (a)	75,000	2,589,000
Rayonier, Inc. (a)	32,000	1,358,720
Real Estate Investment Trusts (REITs) Total		3,947,720
FINANCIALS TOTAL		164,834,570
HEALTH CARE – 9.9%
Pharmaceuticals – 9.9%
Abbott Laboratories	331,000	17,533,070
Bristol-Myers Squibb Co.	245,000	5,029,850
GlaxoSmithKline PLC, ADR	200,000	8,844,000
Johnson & Johnson	330,000	21,232,200
Merck & Co., Inc.	380,000	14,322,200
Novartis AG, ADR	225,000	12,384,000
Pfizer, Inc.	1,220,000	21,313,400
Wyeth	250,000	11,990,000
Pharmaceuticals Total		112,648,720
HEALTH CARE TOTAL		112,648,720
INDUSTRIALS – 7.8%
Aerospace & Defense – 2.5%
Boeing Co.	106,000	6,966,320
Honeywell International, Inc.	105,000	5,279,400
Raytheon Co.	95,000	5,346,600
United Technologies Corp.	182,000	11,229,400
Aerospace & Defense Total		28,821,720
Commercial Services & Supplies – 1.2%
Waste Management, Inc.	345,000	13,009,950
Commercial Services & Supplies Total		13,009,950

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Industrial Conglomerates – 2.9%
General Electric Co.	1,217,000	32,481,730
Industrial Conglomerates Total		32,481,730
Machinery – 1.2%
Deere & Co.	112,000	8,078,560
Dover Corp.	120,000	5,804,400
Machinery Total		13,882,960
INDUSTRIALS TOTAL		88,196,360
INFORMATION TECHNOLOGY – 10.2%
Communications Equipment – 1.0%
Nokia Corp., ADR	445,000	10,902,500
Communications Equipment Total		10,902,500
Computers & Peripherals – 4.1%
Hewlett-Packard Co.	400,000	17,684,000
International Business Machines Corp.	243,000	28,802,790
Computers & Peripherals Total		46,486,790
IT Services – 0.7%
Automatic Data Processing, Inc.	185,000	7,751,500
IT Services Total		7,751,500
Office Electronics – 0.5%
Canon, Inc., ADR	110,000	5,633,100
Office Electronics Total		5,633,100
Semiconductors & Semiconductor Equipment – 2.4%
Intel Corp.	900,000	19,332,000
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	784,000	8,553,440
Semiconductors & Semiconductor Equipment Total		27,885,440
Software – 1.5%
Microsoft Corp.	625,000	17,193,750
Software Total		17,193,750
INFORMATION TECHNOLOGY TOTAL		115,853,080
MATERIALS – 2.6%
Chemicals – 2.3%
Dow Chemical Co.	180,000	6,283,800
E.I. Du Pont de Nemours & Co.	222,000	9,521,580
Eastman Chemical Co. (a)	67,000	4,613,620
RPM International, Inc. (a)	250,000	5,150,000
Chemicals Total		25,569,000

4

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 0.3%
Packaging Corp. of America	180,000	3,871,800
Containers & Packaging Total		3,871,800
MATERIALS TOTAL		29,440,800
TELECOMMUNICATION SERVICES – 7.6%
Diversified Telecommunication Services – 7.6%
AT&T, Inc.	1,465,000	49,355,850
Verizon Communications, Inc.	942,000	33,346,800
Windstream Corp. (a)	250,000	3,085,000
Diversified Telecommunication Services Total		85,787,650
TELECOMMUNICATION SERVICES TOTAL		85,787,650
UTILITIES – 5.0%
Electric Utilities – 2.9%
American Electric Power Co., Inc.	100,000	4,023,000
Entergy Corp.	40,000	4,819,200
Exelon Corp.	80,000	7,196,800
FirstEnergy Corp.	75,000	6,174,750
FPL Group, Inc.	90,000	5,902,200
PPL Corp.	90,000	4,704,300
Electric Utilities Total		32,820,250
Gas Utilities – 0.6%
National Fuel Gas Co. (a)	108,000	6,423,840
Gas Utilities Total		6,423,840
Multi-Utilities – 1.5%
Dominion Resources, Inc.	140,000	6,648,600
PG&E Corp.	112,000	4,445,280
Public Service Enterprise Group, Inc.	130,000	5,970,900
Multi-Utilities Total		17,064,780
UTILITIES TOTAL		56,308,870

Total Common Stocks (cost of $939,278,930)		1,012,652,148

Convertible Preferred Stocks – 5.6%
FINANCIALS – 3.2%
Diversified Financial Services – 1.6%
Federal National Mortgage Association, 8.750%	470,000	17,944,600
Diversified Financial Services Total		17,944,600
Insurance – 1.6%
Metlife, Inc., 6.375%	550,000	14,506,250

5

	Shares	Value ($)
Convertible Preferred Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
XL Capital Ltd., 7.000%	395,000	3,452,300
Insurance Total		17,958,550
FINANCIALS TOTAL		35,903,150
HEALTH CARE – 1.7%
Pharmaceuticals – 1.7%
Schering-Plough Corp., 6.000%	100,000	19,151,000
Pharmaceuticals Total		19,151,000
HEALTH CARE TOTAL		19,151,000
MATERIALS – 0.7%
Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold, Inc., 5.500%	3,100	7,800,375
Metals & Mining Total		7,800,375
MATERIALS TOTAL		7,800,375

Total Convertible Preferred Stocks (cost of $76,982,110)		62,854,525
Securities Lending Collateral – 5.0%
State Street Navigator Securities Lending Prime Portfolio (b) (7 day yield of 2.633%)	57,100,013	57,100,013

Total Securities Lending Collateral (cost of $57,100,013)		57,100,013

	Par ($)
Short-Term Obligation – 5.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08, at 1.600%, collateralized by a U.S. Treasury Obligation maturing 03/31/09, market value $59,307,300 (repurchase proceeds $58,146,584)	58,144,000	58,144,000

Total Short-Term Obligation (cost of $58,144,000)		58,144,000

6

Total Investments – 105.0% (cost of $1,131,505,053)(c)(d)	$1,190,750,686

Other Assets & Liabilities, Net – (5.0)%	(57,033,179)

Net Assets – 100.0%	$1,133,717,507

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $55,445,134.

(b)	Investment made with cash collateral received from securities lending activity.

(c)	Cost for federal income tax purposes is $1,131,505,053.

(d)	Unrealized appreciation and depreciation at June 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$177,696,324	$(118,450,691)	$59,245,633

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Large Cap Growth Fund

	Shares	Value ($)*
Common Stocks – 99.1%
CONSUMER DISCRETIONARY – 8.6%
Hotels, Restaurants & Leisure – 1.3%
Burger King Holdings, Inc.	499,500	13,381,605
McDonald’s Corp.	147,800	8,309,316
Hotels, Restaurants & Leisure Total		21,690,921
Household Durables – 0.4%
Sony Corp., ADR	165,400	7,234,596
Household Durables Total		7,234,596
Internet & Catalog Retail – 0.7%
Amazon.com, Inc. (a)	158,500	11,622,805
Internet & Catalog Retail Total		11,622,805
Media – 1.8%
Comcast Corp., Class A	439,700	8,341,109
DIRECTV Group, Inc. (a)	805,600	20,873,096
Media Total		29,214,205
Multiline Retail – 1.1%
Kohl’s Corp. (a)	207,700	8,316,308
Nordstrom, Inc. (b)	333,300	10,098,990
Multiline Retail Total		18,415,298
Specialty Retail – 1.7%
Best Buy Co., Inc.	189,200	7,492,320
GameStop Corp., Class A (a)	41,174	1,663,430
Staples, Inc.	270,400	6,422,000
Urban Outfitters, Inc. (a)(b)	407,500	12,709,925
Specialty Retail Total		28,287,675
Textiles, Apparel & Luxury Goods – 1.6%
Hanesbrands, Inc. (a)(b)	443,400	12,033,876
NIKE, Inc., Class B	226,800	13,519,548
Textiles, Apparel & Luxury Goods Total		25,553,424
CONSUMER DISCRETIONARY TOTAL		142,018,924
CONSUMER STAPLES – 10.8%
Beverages – 2.1%
Molson Coors Brewing Co., Class B	303,900	16,510,887
PepsiCo, Inc.	280,000	17,805,200
Beverages Total		34,316,087
Food & Staples Retailing – 3.5%
BJ’s Wholesale Club, Inc. (a)	296,100	11,459,070
CVS Caremark Corp.	314,500	12,444,765
Wal-Mart Stores, Inc.	606,800	34,102,160
Food & Staples Retailing Total		58,005,995

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 2.3%
Cadbury PLC, ADR	190,532	9,587,570
General Mills, Inc.	194,700	11,831,919
H.J. Heinz Co.	349,400	16,718,790
Food Products Total		38,138,279
Household Products – 0.7%
Procter & Gamble Co.	191,300	11,632,953
Household Products Total		11,632,953
Personal Products – 0.6%
Avon Products, Inc.	276,200	9,948,724
Personal Products Total		9,948,724
Tobacco – 1.6%
Philip Morris International, Inc.	533,000	26,324,870
Tobacco Total		26,324,870
CONSUMER STAPLES TOTAL		178,366,908
ENERGY – 12.5%
Energy Equipment & Services – 8.0%
Exterran Holdings, Inc. (a)	98,400	7,034,616
Halliburton Co.	359,300	19,068,051
Nabors Industries Ltd. (a)(b)	607,200	29,892,456
Schlumberger Ltd.	309,000	33,195,870
Transocean, Inc. (a)	156,362	23,828,005
Weatherford International Ltd. (a)	397,800	19,726,902
Energy Equipment & Services Total		132,745,900
Oil, Gas & Consumable Fuels – 4.5%
CONSOL Energy, Inc.	204,600	22,990,902
Devon Energy Corp.	108,075	12,986,292
Hess Corp.	124,900	15,761,131
Petroleo Brasileiro SA, ADR	208,500	14,768,055
Valero Energy Corp.	182,100	7,498,878
Oil, Gas & Consumable Fuels Total		74,005,258
ENERGY TOTAL		206,751,158
FINANCIALS – 4.5%
Capital Markets – 4.0%
Goldman Sachs Group, Inc.	131,867	23,063,538
Janus Capital Group, Inc.	452,500	11,977,675
State Street Corp.	166,000	10,622,340
TD Ameritrade Holding Corp. (a)	640,200	11,581,218

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
Waddell & Reed Financial, Inc., Class A	243,900	8,538,939
Capital Markets Total		65,783,710
Insurance – 0.5%
Prudential Financial, Inc.	151,300	9,038,662
Insurance Total		9,038,662
FINANCIALS TOTAL		74,822,372
HEALTH CARE – 12.1%
Biotechnology – 3.8%
Amgen, Inc. (a)	391,000	18,439,560
BioMarin Pharmaceuticals, Inc. (a)	195,900	5,677,182
Celgene Corp. (a)	213,900	13,661,793
Genentech, Inc. (a)	178,700	13,563,330
Gilead Sciences, Inc. (a)	222,000	11,754,900
Biotechnology Total		63,096,765
Health Care Equipment & Supplies – 3.0%
Baxter International, Inc.	421,600	26,957,104
Covidien Ltd.	256,200	12,269,418
Zimmer Holdings, Inc. (a)	148,400	10,098,620
Health Care Equipment & Supplies Total		49,325,142
Health Care Providers & Services – 1.1%
Express Scripts, Inc. (a)	235,600	14,776,832
McKesson Corp.	57,236	3,200,065
Health Care Providers & Services Total		17,976,897
Life Sciences Tools & Services – 1.1%
Covance, Inc. (a)	95,400	8,206,308
Thermo Fisher Scientific, Inc. (a)	177,878	9,913,141
Life Sciences Tools & Services Total		18,119,449
Pharmaceuticals – 3.1%
Johnson & Johnson	361,100	23,233,174
Teva Pharmaceutical Industries Ltd., ADR	231,700	10,611,860
Wyeth	382,600	18,349,496
Pharmaceuticals Total		52,194,530
HEALTH CARE TOTAL		200,712,783
INDUSTRIALS – 13.2%
Aerospace & Defense – 1.9%
Honeywell International, Inc.	307,100	15,440,988
Raytheon Co.	292,700	16,473,156
Aerospace & Defense Total		31,914,144

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – 2.2%
Dun & Bradstreet Corp.	182,800	16,020,592
Waste Management, Inc.	530,100	19,990,071
Commercial Services & Supplies Total		36,010,663
Construction & Engineering – 1.2%
Quanta Services, Inc. (a)(b)	592,000	19,695,840
Construction & Engineering Total		19,695,840
Electrical Equipment – 0.4%
First Solar, Inc. (a)	25,300	6,902,346
Electrical Equipment Total		6,902,346
Industrial Conglomerates – 0.9%
McDermott International, Inc. (a)	222,600	13,776,714
Industrial Conglomerates Total		13,776,714
Machinery – 5.8%
Caterpillar, Inc.	158,100	11,670,942
Cummins, Inc.	166,000	10,876,320
Eaton Corp.	148,500	12,618,045
Harsco Corp.	288,200	15,680,962
Illinois Tool Works, Inc.	260,500	12,376,355
Joy Global, Inc.	215,300	16,326,199
SPX Corp.	127,600	16,808,748
Machinery Total		96,357,571
Road & Rail – 0.8%
Landstar System, Inc.	236,100	13,037,442
Road & Rail Total		13,037,442
INDUSTRIALS TOTAL		217,694,720
INFORMATION TECHNOLOGY – 29.9%
Communications Equipment – 5.2%
Cisco Systems, Inc. (a)	1,389,223	32,313,327
Corning, Inc.	692,200	15,955,210
QUALCOMM, Inc.	848,000	37,625,760
Communications Equipment Total		85,894,297
Computers & Peripherals – 6.8%
Apple, Inc. (a)	203,017	33,993,167
EMC Corp. (a)	1,289,400	18,941,286
Hewlett-Packard Co.	622,649	27,527,312
International Business Machines Corp.	266,200	31,552,686
Computers & Peripherals Total		112,014,451
Electronic Equipment & Instruments – 0.8%
Dolby Laboratories, Inc., Class A (a)	149,900	6,040,970

4

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
FLIR Systems, Inc. (a)	167,054	6,777,381
Electronic Equipment & Instruments Total		12,818,351
Internet Software & Services – 4.4%
Akamai Technologies, Inc. (a)(b)	453,400	15,773,786
Equinix, Inc. (a)(b)	125,800	11,223,876
Google, Inc., Class A (a)	79,966	42,095,701
VeriSign, Inc. (a)(b)	108,200	4,089,960
Internet Software & Services Total		73,183,323
IT Services – 1.7%
Accenture Ltd., Class A	343,600	13,991,392
Mastercard, Inc., Class A (b)	54,600	14,497,392
IT Services Total		28,488,784
Semiconductors & Semiconductor Equipment – 4.0%
Applied Materials, Inc.	1,088,600	20,781,374
ASML Holding N.V., N.Y. Registered Shares	341,000	8,320,400
Intel Corp.	962,344	20,671,149
Intersil Corp., Class A	325,400	7,913,728
Microchip Technology, Inc. (b)	269,300	8,224,422
Semiconductors & Semiconductor Equipment Total		65,911,073
Software – 7.0%
Activision, Inc. (a)	380,000	12,946,600
BMC Software, Inc. (a)	325,200	11,707,200
Microsoft Corp.	1,897,198	52,191,917
Oracle Corp. (a)	1,472,836	30,929,556
Salesforce.com, Inc. (a)	127,600	8,706,148
Software Total		116,481,421
INFORMATION TECHNOLOGY TOTAL		494,791,700
MATERIALS – 4.6%
Chemicals – 2.4%
Monsanto Co.	99,747	12,612,011
Potash Corp. of Saskatchewan, Inc.	79,100	18,079,887
Praxair, Inc.	93,800	8,839,712
Chemicals Total		39,531,610
Metals & Mining – 2.2%
Freeport-McMoRan Copper & Gold, Inc.	236,900	27,762,311

5

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Goldcorp, Inc.	184,800	8,532,216
Metals & Mining Total		36,294,527
MATERIALS TOTAL		75,826,137
TELECOMMUNICATION SERVICES – 1.9%
Wireless Telecommunication Services – 1.9%
American Tower Corp., Class A (a)	455,956	19,264,141
NII Holdings, Inc. (a)	251,600	11,948,484
Wireless Telecommunication Services Total		31,212,625
TELECOMMUNICATION SERVICES TOTAL		31,212,625
UTILITIES – 1.0%
Electric Utilities – 1.0%
Entergy Corp.	141,700	17,072,016
Electric Utilities Total		17,072,016
UTILITIES TOTAL		17,072,016

Total Common Stocks (cost of $1,480,864,752)		1,639,269,343
Securities Lending Collateral – 4.9%
State Street Navigator Securities Lending Prime Portfolio (c)
(7 day yield of 2.633%)	80,871,504	80,871,504

Total Securities Lending Collateral (cost of $80,871,504)		80,871,504

	Par ($)
Short-Term Obligation – 1.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08, at 1.600%, collateralized by a U.S. Treasury Obligation maturing 02/15/10, market value $19,402,838 (repurchase proceeds $19,021,845)	19,021,000	19,021,000

Total Short-Term Obligation (cost of $19,021,000)		19,021,000

6

Total Investments – 105.1% (cost of $1,580,757,256)(d)(e)	$1,739,161,847

Other Assets & Liabilities, Net – (5.1)%	(84,621,546)

Net Assets – 100.0%	$1,654,540,301

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $78,127,494.

(c)	Investment made with cash collateral received from securities lending activity.
(d)	Cost for federal income tax purposes is $1,580,757,256.

(e)	Unrealized appreciation and depreciation at June 30, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$209,230,755	$(50,826,164)	$158,404,591

Acronym	Name
ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Liberty Fund

	Shares	Value ($)*
Common Stocks – 58.0%
CONSUMER DISCRETIONARY – 5.3%
Automobiles – 0.3%
Suzuki Motor Corp.	27,800	657,136
Toyota Motor Corp.	21,200	1,000,254
Automobiles Total		1,657,390
Hotels, Restaurants & Leisure – 0.8%
Burger King Holdings, Inc.	36,800	985,872
Carnival Corp. (a)	24,100	794,336
Hotel Leela Venture Ltd.	343,270	267,276
McDonald’s Corp.	31,006	1,743,157
Hotels, Restaurants & Leisure Total		3,790,641
Household Durables – 0.7%
Makita Corp.	44,200	1,806,545
Sony Corp., ADR (a)	38,300	1,675,242
Household Durables Total		3,481,787
Internet & Catalog Retail – 0.2%
Amazon.com, Inc. (b)	11,700	857,961
Internet & Catalog Retail Total		857,961
Media – 0.7%
Comcast Corp., Class A	32,400	614,628
DIRECTV Group, Inc. (a)(b)	59,400	1,539,054
Focus Media Holding Ltd., ADR (b)	20,600	571,032
WPP Group PLC	68,425	659,996
Media Total		3,384,710
Multiline Retail – 0.7%
Kohl’s Corp. (b)	42,600	1,705,704
Macy’s, Inc.	56,000	1,087,520
Nordstrom, Inc. (a)	24,600	745,380
Multiline Retail Total		3,538,604
Specialty Retail – 0.8%
Best Buy Co., Inc. (a)	14,000	554,400
Esprit Holdings Ltd.	59,700	620,180
GameStop Corp., Class A (b)	2,997	121,079
Lowe’s Companies, Inc.	52,500	1,089,375
Staples, Inc.	19,900	472,625
Urban Outfitters, Inc. (a)(b)	31,600	985,604
Specialty Retail Total		3,843,263
Textiles, Apparel & Luxury Goods – 1.1%
Adidas AG	13,475	850,963
Compagnie Financiere Richemont SA	17,450	971,959

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Hanesbrands, Inc. (a)(b)	32,700	887,478
NIKE, Inc., Class B	16,600	989,526
V.F. Corp.	20,900	1,487,662
Textiles, Apparel & Luxury Goods Total		5,187,588
CONSUMER DISCRETIONARY TOTAL		25,741,944
CONSUMER STAPLES – 6.0%
Beverages – 1.2%
Anheuser-Busch Companies, Inc.	9,200	571,504
Carlsberg A/S	17,881	1,727,095
Diageo PLC, ADR (a)	14,726	1,087,810
Molson Coors Brewing Co., Class B	22,400	1,216,992
PepsiCo, Inc.	20,600	1,309,954
Beverages Total		5,913,355
Food & Staples Retailing – 1.3%
BJ’s Wholesale Club, Inc. (a)(b)	21,800	843,660
CVS Caremark Corp.	23,200	918,024
Sysco Corp. (a)	34,900	960,099
Wal-Mart Stores, Inc.	63,200	3,551,840
Food & Staples Retailing Total		6,273,623
Food Products – 1.3%
Cadbury PLC, ADR (a)	14,017	705,335
ConAgra Foods, Inc.	75,300	1,451,784
General Mills, Inc.	14,300	869,011
Groupe Danone	11,400	800,514
H.J. Heinz Co.	25,700	1,229,745
Smithfield Foods, Inc. (b)	29,200	580,496
Tyson Foods, Inc., Class A	36,200	540,828
Food Products Total		6,177,713
Household Products – 0.6%
Procter & Gamble Co.	34,800	2,116,188
Reckitt Benckiser Group PLC	15,112	766,066
Household Products Total		2,882,254
Personal Products – 0.4%
Avon Products, Inc.	50,300	1,811,806
Personal Products Total		1,811,806
Tobacco – 1.2%
Lorillard, Inc. (b)	42,500	2,939,300

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
Philip Morris International, Inc.	64,154	3,168,566
Tobacco Total		6,107,866
CONSUMER STAPLES TOTAL		29,166,617
ENERGY – 8.6%
Energy Equipment & Services – 2.7%
Exterran Holdings, Inc. (a)(b)	7,100	507,579
Halliburton Co.	39,234	2,082,149
Nabors Industries Ltd. (a)(b)	44,700	2,200,581
Saipem SpA	24,225	1,137,748
Schlumberger Ltd.	22,800	2,449,404
Smith International, Inc.	3,857	320,671
Transocean, Inc. (b)	11,541	1,758,733
Weatherford International Ltd. (b)	48,200	2,390,238
Energy Equipment & Services Total		12,847,103
Oil, Gas & Consumable Fuels – 5.9%
Chevron Corp.	22,300	2,210,599
ConocoPhillips	32,327	3,051,346
CONSOL Energy, Inc.	15,000	1,685,550
Devon Energy Corp.	7,900	949,264
El Paso Corp.	31,200	678,288
Exxon Mobil Corp.	70,802	6,239,780
Hess Corp.	32,100	4,050,699
Newfield Exploration Co. (a)(b)	17,800	1,161,450
Occidental Petroleum Corp.	44,100	3,962,826
Petroleo Brasileiro SA, ADR	15,400	1,090,782
Total SA	16,700	1,425,099
Valero Energy Corp.	33,100	1,363,058
XTO Energy, Inc.	13,650	935,161
Oil, Gas & Consumable Fuels Total		28,803,902
ENERGY TOTAL		41,651,005
FINANCIALS – 8.4%
Capital Markets – 1.8%
Goldman Sachs Group, Inc.	16,900	2,955,810
Janus Capital Group, Inc. (a)	33,400	884,098
Merrill Lynch & Co., Inc.	26,200	830,802
Morgan Stanley	21,100	761,077
State Street Corp.	29,900	1,913,301
TD Ameritrade Holding Corp. (a)(b)	47,200	853,848
Waddell & Reed Financial, Inc., Class A	18,000	630,180
Capital Markets Total		8,829,116

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 2.5%
Banco Santander SA	47,546	873,603
BNP Paribas	7,008	634,882
Mitsubishi UFJ Financial Group, Inc.	161,200	1,428,537
National Bank of Greece SA	24,570	1,107,144
PNC Financial Services Group, Inc.	21,529	1,229,306
Raiffeisen International Bank Holding AG	10,175	1,300,347
U.S. Bancorp (a)	83,913	2,340,333
Wachovia Corp. (a)	45,969	713,898
Wells Fargo & Co.	101,896	2,420,030
Commercial Banks Total		12,048,080
Diversified Financial Services – 1.2%
Citigroup, Inc.	106,239	1,780,565
JPMorgan Chase & Co.	118,328	4,059,834
Diversified Financial Services Total		5,840,399
Insurance – 1.7%
ACE Ltd.	43,300	2,385,397
Hartford Financial Services Group, Inc.	15,710	1,014,395
Loews Corp. (a)	34,400	1,613,360
Marsh & McLennan Companies, Inc.	21,999	584,073
Prudential Financial, Inc.	27,600	1,648,824
Prudential PLC	65,400	694,323
Insurance Total		7,940,372
Real Estate Investment Trusts (REITs) – 0.6%
General Growth Properties, Inc. (a)	23,400	819,702
Plum Creek Timber Co., Inc. (a)	27,600	1,178,796
Rayonier, Inc. (a)	21,300	904,398
Real Estate Investment Trusts (REITs) Total		2,902,896
Real Estate Management & Development – 0.2%
Mitsubishi Estate Co., Ltd.	34,000	778,076
Real Estate Management & Development Total		778,076

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 0.4%
Fannie Mae (a)	24,200	472,142
Freddie Mac	27,700	454,280
Housing Development Finance Corp., Ltd.	26,525	1,192,315
Thrifts & Mortgage Finance Total		2,118,737
FINANCIALS TOTAL		40,457,676
HEALTH CARE – 5.7%
Biotechnology – 1.3%
Amgen, Inc. (b)	66,300	3,126,708
BioMarin Pharmaceuticals, Inc. (a)(b)	14,400	417,312
Celgene Corp. (b)	15,800	1,009,146
Genentech, Inc. (b)	13,000	986,700
Gilead Sciences, Inc. (b)	16,300	863,085
Biotechnology Total		6,402,951
Health Care Equipment & Supplies – 0.8%
Baxter International, Inc.	31,200	1,994,928
Covidien Ltd.	18,900	905,121
Zimmer Holdings, Inc. (b)	10,700	728,135
Health Care Equipment & Supplies Total		3,628,184
Health Care Providers & Services – 0.7%
CIGNA Corp.	23,997	849,254
Express Scripts, Inc. (b)	17,400	1,091,328
McKesson Corp.	4,216	235,717
Medco Health Solutions, Inc. (b)	27,800	1,312,160
Health Care Providers & Services Total		3,488,459
Life Sciences Tools & Services – 0.8%
Covance, Inc. (a)(b)	7,000	602,140
Qiagen N.V. (b)	81,635	1,652,900
Thermo Fisher Scientific, Inc. (b)	30,480	1,698,650
Life Sciences Tools & Services Total		3,953,690
Pharmaceuticals – 2.1%
Johnson & Johnson	72,500	4,664,650
Merck & Co., Inc.	25,100	946,019
Novartis AG, Registered Shares	26,325	1,449,544
Roche Holding AG, Genusschein Shares	5,575	1,004,160
Teva Pharmaceutical Industries Ltd., ADR	17,000	778,600

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Wyeth	28,200	1,352,472
Pharmaceuticals Total		10,195,445
HEALTH CARE TOTAL		27,668,729
INDUSTRIALS – 7.2%
Aerospace & Defense – 1.3%
Goodrich Corp.	15,300	726,138
Honeywell International, Inc.	22,600	1,136,328
L-3 Communications Holdings, Inc. (a)	9,650	876,896
Raytheon Co.	21,600	1,215,648
Rolls-Royce Group PLC (b)	66,500	452,344
Rolls-Royce Group PLC, Class B (b)	6,398,694	12,745
United Technologies Corp.	31,316	1,932,197
Aerospace & Defense Total		6,352,296
Commercial Services & Supplies – 0.5%
Dun & Bradstreet Corp.	13,500	1,183,140
Waste Management, Inc.	39,100	1,474,461
Commercial Services & Supplies Total		2,657,601
Construction & Engineering – 0.8%
FLSmidth & Co. A/S	15,575	1,709,876
Midas Holdings Ltd.	949,000	620,786
Quanta Services, Inc. (a)(b)	43,900	1,460,553
Construction & Engineering Total		3,791,215
Electrical Equipment – 1.1%
ABB Ltd., Registered Shares (b)	38,425	1,093,075
Alstom	3,280	757,433
Dongfang Electrical Machinery Co., Ltd., Class H	284,000	834,089
First Solar, Inc. (a)(b)	1,900	518,358
Vestas Wind Systems A/S (b)	14,640	1,916,311
Electrical Equipment Total		5,119,266
Industrial Conglomerates – 0.9%
General Electric Co.	94,810	2,530,479
McDermott International, Inc. (b)	26,928	1,666,574
Industrial Conglomerates Total		4,197,053
Machinery – 1.8%
Caterpillar, Inc. (a)	11,600	856,312
Cummins, Inc.	12,300	805,896
Eaton Corp.	24,400	2,073,268
Harsco Corp.	21,200	1,153,492

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Illinois Tool Works, Inc.	19,200	912,192
Jain Irrigation Systems Ltd.	40,000	455,549
Joy Global, Inc.	15,900	1,205,697
SPX Corp.	9,400	1,238,262
Machinery Total		8,700,668
Road & Rail – 0.5%
Central Japan Railway Co.	115	1,267,128
Landstar System, Inc.	17,500	966,350
Road & Rail Total		2,233,478
Trading Companies & Distributors – 0.1%
Mitsui & Co., Ltd.	29,000	640,439
Trading Companies & Distributors Total		640,439
Transportation Infrastructure – 0.2%
Macquarie Infrastructure Group	541,018	1,203,260
Transportation Infrastructure Total		1,203,260
INDUSTRIALS TOTAL		34,895,276
INFORMATION TECHNOLOGY – 9.5%
Communications Equipment – 1.3%
Cisco Systems, Inc. (b)	102,435	2,382,638
Corning, Inc.	51,000	1,175,550
QUALCOMM, Inc.	62,500	2,773,125
Communications Equipment Total		6,331,313
Computers & Peripherals – 2.3%
Apple, Inc. (b)	15,000	2,511,600
EMC Corp. (b)	149,100	2,190,279
Hewlett-Packard Co.	97,200	4,297,212
International Business Machines Corp.	19,600	2,323,188
Computers & Peripherals Total		11,322,279
Electronic Equipment & Instruments – 0.2%
Dolby Laboratories, Inc., Class A (b)	11,000	443,300
FLIR Systems, Inc. (a)(b)	12,325	500,025
Electronic Equipment & Instruments Total		943,325
Internet Software & Services – 1.1%
Akamai Technologies, Inc. (a)(b)	33,500	1,165,465
Equinix, Inc. (a)(b)	9,300	829,746
Google, Inc., Class A (b)	5,916	3,114,301
VeriSign, Inc. (a)(b)	8,000	302,400
Internet Software & Services Total		5,411,912
IT Services – 0.5%
Accenture Ltd., Class A	25,400	1,034,288

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
Mastercard, Inc., Class A (a)	4,100	1,088,632
Visa, Inc., Class A	5,383	437,692
IT Services Total		2,560,612
Semiconductors & Semiconductor Equipment – 1.7%
Applied Materials, Inc.	80,200	1,531,018
ASML Holding N.V., N.Y. Registered Shares	25,100	612,440
Intel Corp.	112,400	2,414,352
Intersil Corp., Class A (a)	54,200	1,318,144
Microchip Technology, Inc.	19,800	604,692
NVIDIA Corp. (b)	19,400	363,168
Texas Instruments, Inc.	21,200	596,992
Tokyo Electron Ltd.	13,000	749,258
Semiconductors & Semiconductor Equipment Total		8,190,064
Software – 2.4%
Activision, Inc. (b)	28,000	953,960
BMC Software, Inc. (b)	39,900	1,436,400
Electronic Arts, Inc. (b)	14,200	630,906
Microsoft Corp.	139,875	3,847,961
Nintendo Co., Ltd.	2,800	1,579,508
Oracle Corp. (b)	108,300	2,274,300
Salesforce.com, Inc. (b)	9,500	648,185
Software Total		11,371,220
INFORMATION TECHNOLOGY TOTAL		46,130,725
MATERIALS – 3.0%
Chemicals – 1.6%
E.I. Du Pont de Nemours & Co. (a)	19,800	849,222
Linde AG	11,400	1,602,823
Monsanto Co.	7,364	931,104
Potash Corp. of Saskatchewan, Inc.	5,900	1,348,563
Praxair, Inc.	6,900	650,256
Sumitomo Chemical Co., Ltd.	158,000	995,451
Umicore	21,900	1,082,687
Chemicals Total		7,460,106
Metals & Mining – 1.2%
Alcoa, Inc.	28,600	1,018,732
Allegheny Technologies, Inc. (a)	4,000	237,120
BHP Billiton Ltd.	23,175	970,870

8

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Freeport-McMoRan Copper & Gold, Inc. (a)	21,300	2,496,147
Goldcorp, Inc.	13,600	627,912
Nucor Corp. (a)	7,800	582,426
Metals & Mining Total		5,933,207
Paper & Forest Products – 0.2%
Weyerhaeuser Co. (a)	19,400	992,116
Paper & Forest Products Total		992,116
MATERIALS TOTAL		14,385,429
TELECOMMUNICATION SERVICES – 1.6%
Diversified Telecommunication Services – 1.1%
AT&T, Inc.	118,315	3,986,032
Verizon Communications, Inc.	35,902	1,270,931
Diversified Telecommunication Services Total		5,256,963
Wireless Telecommunication Services – 0.5%
American Tower Corp., Class A (b)	33,600	1,419,600
NII Holdings, Inc. (b)	18,600	883,314
Wireless Telecommunication Services Total		2,302,914
TELECOMMUNICATION SERVICES TOTAL		7,559,877
UTILITIES – 2.7%
Electric Utilities – 1.8%
Electricite de France	9,375	890,647
Entergy Corp.	10,400	1,252,992
Exelon Corp.	16,900	1,520,324
Fortum Oyj	43,827	2,226,052
FPL Group, Inc.	23,300	1,528,014
PPL Corp.	22,300	1,165,621
Electric Utilities Total		8,583,650
Multi-Utilities – 0.8%
PG&E Corp. (a)	22,448	890,961
Public Service Enterprise Group, Inc.	31,646	1,453,501
Suez SA	22,875	1,557,313
Multi-Utilities Total		3,901,775
Water Utilities – 0.1%
Epure International Ltd.	1,431,000	557,444
Water Utilities Total		557,444
UTILITIES TOTAL		13,042,869

Total Common Stocks (cost of $260,179,483)		280,700,147

9

		Par ($)	Value ($)
Mortgage-Backed Securities – 14.4%
Federal Home Loan Mortgage Corp.
	5.000% 06/01/37	3,043,364	2,918,836
	5.000% 03/01/38	1,695,595	1,626,215
	5.500% 01/01/21	1,390,268	1,404,837
	5.500% 07/01/21	3,021,613	3,043,835
	5.500% 12/01/37	2,535,706	2,500,444
	6.000% 02/01/09	74,579	75,409
	6.500% 07/01/14	34,642	36,063
	6.500% 12/01/14	35,595	37,055
	6.500% 06/01/29	31,775	33,105
	6.500% 01/01/30	80,292	83,652
	6.500% 08/01/36	1,708,418	1,763,374
	6.500% 11/01/37	1,350,950	1,393,985
	7.000% 11/01/29	44,830	47,408
	7.000% 01/01/30	8,186	8,656
	8.000% 07/01/20	25,454	27,149
Federal National Mortgage Association
	5.000% 02/01/36	4,926,873	4,739,133
	5.000% 05/01/37	2,056,590	1,973,287
	5.500% 04/01/36	1,534,163	1,514,956
	5.500% 05/01/36	2,801,452	2,766,379
	5.500% 11/01/36	5,879,122	5,805,518
	5.500% 05/01/37	905,762	893,947
	5.500% 06/01/38	4,713,000	4,651,050
	6.000% 11/01/35	374,760	378,969
	6.000% 09/01/36	2,996,237	3,027,077
	6.000% 11/01/36	7,022,446	7,094,727
	6.000% 07/01/37	2,680,647	2,707,669
	6.000% 08/01/37	2,757,781	2,785,581
	6.000% 06/01/38	5,563,000	5,618,522
	6.500% 07/01/08	91	91
	6.500% 08/01/08	944	948
	6.500% 09/01/08	1,773	1,779
	6.500% 10/01/08	4,178	4,195
	6.500% 11/01/08	21,006	21,083
	6.500% 12/01/08	2,818	2,831
	6.500% 01/01/09	3,616	3,630
	6.500% 02/01/09	88,597	89,390
	6.500% 04/01/09	138,164	141,236
	6.500% 04/01/11	143,468	149,376
	6.500% 05/01/11	507,261	528,149

10

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.500% 11/01/25	3	3
	6.500% 08/01/34	397,735	411,026
	6.500% 10/01/36	2,447,982	2,523,669
	6.500% 11/01/36	1,830,000	1,886,580
	6.500% 08/01/37	1,837,747	1,894,176
	6.500% 11/01/37	1,026,824	1,058,353
	7.000% 08/15/23	138,392	147,757
	7.000% 07/01/32	23,335	24,664
	7.000% 01/01/37	91,412	95,918
	7.000% 07/01/37	610,692	640,823
Government National Mortgage Association
	5.500% 05/15/38	989,002	985,882

	Total Mortgage-Backed Securities (cost of $69,156,041)		69,568,397
Corporate Fixed-Income Bonds & Notes – 8.0%
BASIC MATERIALS – 0.2%
Chemicals – 0.1%
Dow Chemical Co.
	5.700% 05/15/18	300,000	290,520
Chemicals Total			290,520
Iron/Steel – 0.1%
Nucor Corp.
	5.850% 06/01/18	655,000	661,831
Iron/Steel Total			661,831
BASIC MATERIALS TOTAL			952,351
COMMUNICATIONS – 1.2%
Media – 0.5%
Comcast Corp.
	7.050% 03/15/33	775,000	787,380
News America, Inc.
	6.550% 03/15/33	670,000	655,486
Time Warner Cable, Inc.
	7.300% 07/01/38	625,000	621,157
Viacom, Inc.
	6.125% 10/05/17	225,000	215,736
Media Total			2,279,759
Telecommunication Services – 0.7%
AT&T, Inc.
	5.100% 09/15/14	915,000	896,948
British Telecommunications PLC
	5.150% 01/15/13	400,000	389,973

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cisco Systems, Inc.
	5.250% 02/22/11	565,000	581,718
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	475,000	563,625
Telefonica Emisones SAU
	5.984% 06/20/11	825,000	837,201
Vodafone Group PLC
	5.000% 12/16/13	450,000	436,710
Telecommunication Services Total			3,706,175
COMMUNICATIONS TOTAL			5,985,934
CONSUMER CYCLICAL – 0.3%
Lodging – 0.1%
Marriott International, Inc.
	5.625% 02/15/13	400,000	376,300
Lodging Total			376,300
Retail – 0.2%
CVS Caremark Corp.
	5.750% 06/01/17	575,000	565,542
Wal-Mart Stores, Inc.
	5.800% 02/15/18	650,000	673,006
Retail Total			1,238,548
CONSUMER CYCLICAL TOTAL			1,614,848
CONSUMER NON-CYCLICAL – 0.5%
Beverages – 0.1%
Diageo Capital PLC
	5.750% 10/23/17	600,000	592,193
Beverages Total			592,193
Food – 0.2%
ConAgra Foods, Inc.
	6.750% 09/15/11	517,000	538,345
Kraft Foods, Inc.
	6.500% 08/11/17	440,000	440,560
Food Total			978,905
Household Products/Wares – 0.1%
Fortune Brands, Inc.

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – (continued)
	5.375% 01/15/16	500,000	468,238
Household Products/Wares Total			468,238
Pharmaceuticals – 0.1%
Wyeth
	5.500% 02/01/14	580,000	584,689
Pharmaceuticals Total			584,689
CONSUMER NON-CYCLICAL TOTAL			2,624,025
ENERGY – 0.8%
Oil & Gas – 0.5%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	550,000	538,810
Nexen, Inc.
	5.875% 03/10/35	625,000	558,182
Talisman Energy, Inc.
	6.250% 02/01/38	660,000	606,682
Valero Energy Corp.
	6.875% 04/15/12	650,000	674,728
Oil & Gas Total			2,378,402
Oil & Gas Services – 0.1%
Weatherford International Ltd.
	5.150% 03/15/13	340,000	338,020
Oil & Gas Services Total			338,020
Pipelines – 0.2%
Plains All American Pipeline LP/ PAA Finance Corp.
	6.650% 01/15/37	480,000	447,641
TransCanada Pipelines Ltd.
	6.350% 05/15/67(c)	640,000	552,621
Pipelines Total			1,000,262
ENERGY TOTAL			3,716,684
FINANCIALS – 3.5%
Banks – 1.4%
Credit Suisse/New York NY
	6.000% 02/15/18	650,000	625,897
Deutsche Bank AG
	4.875% 05/20/13	625,000	614,817
HSBC Capital Funding LP
	9.547% 12/31/49(c)(d)(e)	1,150,000	1,199,892
JPMorgan Chase & Co.
	6.000% 01/15/18	1,100,000	1,071,556

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
PNC Funding Corp.
	5.625% 02/01/17	640,000	596,806
SunTrust Preferred Capital I
	5.853% 12/15/11(c)	560,000	407,400
USB Capital IX
	6.189% 04/15/49(c)	1,000,000	760,000
Wachovia Corp.
	4.875% 02/15/14	950,000	867,690
Wells Fargo & Co.
	5.125% 09/01/12	599,000	596,852
Banks Total			6,740,910
Diversified Financial Services – 1.5%
AGFC Capital Trust I
	6.000% 01/15/67(c)(d)	725,000	575,309
American Express Credit Corp.
	5.875% 05/02/13	650,000	646,214
Capital One Financial Corp.
	5.500% 06/01/15	875,000	786,766
Caterpillar Financial Services Corp.
	5.450% 04/15/18	575,000	570,036
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(d)(e)	1,360,000	1,410,606
General Electric Capital Corp.
	5.000% 01/08/16	105,000	101,285
Goldman Sachs Group, Inc.
	6.345% 02/15/34	800,000	678,184
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11	750,000	724,129
Merrill Lynch & Co., Inc.
	6.050% 08/15/12	725,000	709,569
Morgan Stanley
	6.750% 04/15/11	900,000	923,215
Diversified Financial Services Total			7,125,313
Insurance – 0.4%
Chubb Corp.
	5.750% 05/15/18	475,000	460,376
Principal Life Income Funding Trusts
	5.300% 04/24/13	425,000	425,003
Prudential Financial, Inc.

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS – (continued)
Insurance – (continued)
	6.000% 12/01/17	585,000	578,546
UnitedHealth Group, Inc.
	5.250% 03/15/11	575,000	572,337
Insurance Total			2,036,262
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	500,000	479,221
Simon Property Group LP
	5.750% 12/01/15	450,000	436,733
Real Estate Investment Trusts (REITs) Total			915,954
FINANCIALS TOTAL			16,818,439
INDUSTRIALS – 0.4%
Aerospace & Defense – 0.1%
United Technologies Corp.
	5.375% 12/15/17	650,000	649,483
Aerospace & Defense Total			649,483
Transportation – 0.3%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	515,000	493,202
Union Pacific Corp.
	6.650% 01/15/11	475,000	495,777
United Parcel Service, Inc.
	4.500% 01/15/13	345,000	345,696
Transportation Total			1,334,675
INDUSTRIALS TOTAL			1,984,158
TECHNOLOGY – 0.1%
Software – 0.1%
Oracle Corp.
	6.500% 04/15/38	575,000	576,425
Software Total			576,425
TECHNOLOGY TOTAL			576,425
UTILITIES – 1.0%
Electric – 0.7%
Commonwealth Edison Co.
	5.950% 08/15/16	600,000	596,983
Consolidated Edison Co. of New York
	5.850% 04/01/18	500,000	501,863
Indiana Michigan Power Co.
	5.650% 12/01/15	723,000	696,373

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Pacific Gas & Electric Co.
	5.800% 03/01/37	685,000	638,643
Progress Energy, Inc.
	7.750% 03/01/31	425,000	485,668
Southern California Edison Co.
	5.000% 01/15/14	600,000	597,755
Electric Total			3,517,285
Gas – 0.3%
Atmos Energy Corp.
	6.350% 06/15/17	580,000	573,059
Sempra Energy
	4.750% 05/15/09	550,000	551,963
Gas Total			1,125,022
UTILITIES TOTAL			4,642,307
	Total Corporate Fixed-Income Bonds & Notes (cost of $40,679,177)		38,915,171
Government & Agency Obligations – 5.4%
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Province of Ontario
	2.750% 02/22/11	1,200,000	1,173,946
Province of Quebec
	5.000% 07/17/09	1,300,000	1,322,877
United Mexican States
	7.500% 04/08/33	875,000	1,008,437
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			3,505,260
U.S. GOVERNMENT AGENCIES – 1.6%
Federal Home Loan Bank
	5.500% 08/13/14	3,880,000	4,121,918
Federal National Mortgage Association
	5.250% 08/01/12	3,165,000	3,203,056
	5.375% 08/15/09(f)	70,000	71,915
U.S. GOVERNMENT AGENCIES TOTAL			7,396,889
U.S. GOVERNMENT OBLIGATIONS – 3.1%
U.S. Treasury Bonds
	5.375% 02/15/31	11,696,000	12,995,356
U.S. Treasury Inflation Indexed Bond

16

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
	3.500% 01/15/11	1,851,075	2,015,069
U.S. GOVERNMENT OBLIGATIONS TOTAL			15,010,425
	Total Government & Agency Obligations (cost of $25,140,606)		25,912,574
Collateralized Mortgage Obligations – 4.1%
AGENCY – 1.2%
Federal Home Loan Mortgage Corp.
	5.000% 12/15/15	137,520	137,690
	6.000% 02/15/28	2,660,877	2,726,707
	4.500% 08/15/28	380,000	379,062
Federal National Mortgage Association
	5.000% 12/25/15	2,185,244	2,208,804
AGENCY TOTAL			5,452,263
NON - AGENCY – 2.9%
Bear Stearns Adjustable Rate Mortgage Trust
	5.480% 02/25/47(c)	1,301,110	1,198,918
Countrywide Alternative Loan Trust
	5.250% 03/25/35	1,727,239	1,593,669
	5.250% 08/25/35	460,913	438,589
	5.500% 10/25/35	1,278,001	1,223,566
JPMorgan Mortgage Trust
	6.024% 10/25/36(c)	2,610,535	2,575,892
Lehman Mortgage Trust
	6.500% 01/25/38	1,821,204	1,786,521
Residential Asset Securitization Trust
	4.500% 08/25/34	1,726,199	1,648,460
WaMu Mortgage Pass-Through Certificates
	5.718% 02/25/37(c)	3,291,008	3,060,625
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 07/25/35	658,577	586,363
NON - AGENCY TOTAL			14,112,603
	Total Collateralized Mortgage Obligations (cost of $20,372,508)		19,564,866

Commercial Mortgage-Backed Securities – 4.0%
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.366% 12/11/49(c)	1,010,000	895,449
CS First Boston Mortgage Securities Corp.

17

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
CS First Boston Mortgage Securities Corp.
	4.577% 04/15/37	2,769,000	2,744,211
First Union - Chase Commercial Mortgage
	6.645% 06/15/31	1,662,169	1,676,399
First Union National Bank Commercial Mortgage Trust
	6.141% 02/12/34	5,000,000	5,101,330
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.780% 07/15/42	630,000	581,662
	5.447% 06/12/47	1,023,000	949,753
	5.525% 04/15/43(c)	2,902,000	2,671,314
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	3,945,679	4,050,160
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	830,000	779,680

	Total Commercial Mortgage-Backed Securities (cost of $20,290,081)		19,449,958
Asset-Backed Securities – 1.8%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37	1,050,000	1,035,070
Consumer Funding LLC
	5.430% 04/20/15	1,820,000	1,859,624
Ford Credit Auto Owner Trust
	5.470% 06/15/12	1,470,000	1,490,299
Franklin Auto Trust
	5.360% 05/20/16	1,890,000	1,867,556
Green Tree Financial Corp.
	6.870% 01/15/29	349,463	341,675
Origen Manufactured Housing
	3.380% 08/15/17	20,810	20,775
USAA Auto Owner Trust
	4.500% 10/15/13	2,139,000	2,117,878

	Total Asset-Backed Securities (cost of $8,840,897)		8,732,877

18

		Shares	Value ($)
Preferred Stocks – 0.2%
FINANCIALS – 0.2%
Insurance – 0.2%
	Unipol Gruppo Finanziario SpA	490,332	946,476
Insurance Total			946,476
FINANCIALS TOTAL			946,476

	Total Preferred Stocks (cost of $1,527,646)		946,476
Convertible Preferred Stocks – 0.1%
HEALTH CARE – 0.1%
Pharmaceuticals – 0.1%
	Schering-Plough Corp., 6.000%	2,500	478,775
Pharmaceuticals Total			478,775
HEALTH CARE TOTAL			478,775

	Total Convertible Preferred Stocks (cost of $662,975)		478,775
Securities Lending Collateral – 7.4%
	State Street Navigator Securities Lending Prime Portfolio (g) (7 day yield of 2.633%)	35,953,067	35,953,067

	Total Securities Lending Collateral (cost of $35,953,067)		35,953,067

		Par ($)
Short-Term Obligations – 4.0%
U.S. GOVERNMENT OBLIGATION – 0.2%
U.S. Treasury Bill
	1.000% 09/18/08(f)	915,000	911,185
REPURCHASE AGREEMENT – 3.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08, at 2.200%, collateralized by U.S. Government Agency Obligation with various maturities to 08/23/17, market value $18,880,225(repurchase proceeds $18,495,130)	18,494,000	18,494,000

	Total Short-Term Obligations (cost of $19,405,185)		19,405,185

19

Total Investments – 107.4% (cost of $502,207,666)(h)(i)	$519,627,493

Other Assets & Liabilities, Net – (7.4)%	(35,814,134)

Net Assets – 100.0%	$483,813,359

20

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $ 34,616,357.

(b)	Non-income producing security.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid, amounted to $3,185,807, which represents 0.7% of net assets.

21

(e)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At June 30, 2008, the value of these securities amounted to $2,610,498, which represents 0.5% of net assets.

	Acquisition
Security	Date	Par	Cost	Value
Citicorp Lease Pass-Through Trust 8.040% 12/15/19	01/06/2000 & 04/12/2001	$1,360,000	$1,371,414	$1,410,606

HSBC Capital Funding LP 9.547% 12/31/49	01/02/2003	1,150,000	1,406,864	1,199,892
				$2,610,498

(f)	All or a portion of this security is pledged as collateral for open futures contracts. The total market value of securities pledged as collateral is $983,100.

(g)	Investment made with cash collateral received from securities lending activity.

(h)	Cost for federal income tax purposes is $502,410,541.

(i)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$43,662,307	$(26,445,355)	$17,216,952

At June 30, 2008, the Fund held the following open long futures contracts:

					Unrealized
	Number of		Aggregate	Expiration	Appreciation
Type	Contracts	Value	Face Value	Date	(Depreciation)
2-Year U.S. Treasury Notes	35	$7,392,109	$7,324,957	Sept-08	$67,152
S & P 500 Index Futures	11	3,523,025	3,696,465	Sept-08	(173,440)
					$(106,288)

For the nine months ended June 30, 2008, transactions in written options contracts were as follows:

	Number of contracts	Premium received
Options outstanding at September 30, 2007	198	$35,802
Options written	100	43,756
Options expired	(115)	(18,470)
Options bought back	(110)	(44,897)
Options exercised	(73)	(16,191)
Options outstanding at June 30, 2008	—	$—

Acronym	Name

ADR	American Depositary Receipt

22

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Small Cap Core Fund

	Shares	Value ($)*
Common Stocks – 97.6%
CONSUMER DISCRETIONARY – 11.5%
Auto Components – 1.0%
ArvinMeritor, Inc.	175,800	2,193,984
Cooper Tire & Rubber Co.	258,720	2,028,365
Dorman Products, Inc. (a)	430,921	3,473,223
Hawk Corp., Class A (a)	55,723	1,036,448
Auto Components Total		8,732,020
Diversified Consumer Services – 1.3%
Nobel Learning Communities, Inc. (a)	201,500	2,772,640
Pre-Paid Legal Services, Inc. (a)	5,030	204,319
Regis Corp.	298,760	7,872,326
Diversified Consumer Services Total		10,849,285
Hotels, Restaurants & Leisure – 1.6%
CEC Entertainment, Inc. (a)	209,320	5,863,053
Monarch Casino & Resort, Inc. (a)	12,070	142,426
Morgans Hotel Group Co. (a)	203,400	2,095,020
O’Charleys, Inc.	419,305	4,218,208
Ruby Tuesday, Inc.	137,450	742,230
Steak n Shake Co. (a)	131,650	833,345
Hotels, Restaurants & Leisure Total		13,894,282
Household Durables – 0.3%
American Greetings Corp., Class A	13,960	172,266
Blyth Industries, Inc.	11,340	136,420
Furniture Brands International, Inc.	8,140	108,750
Hooker Furniture Corp.	10,440	180,821
Jarden Corp. (a)	101,125	1,844,520
M/I Homes, Inc.	2,600	40,898
Tempur-Pedic International, Inc.	10,323	80,623
Household Durables Total		2,564,298
Internet & Catalog Retail – 0.2%
NetFlix, Inc. (a)	17,500	456,225
Valuevision Media, Inc., Class A (a)	356,250	1,271,812
Internet & Catalog Retail Total		1,728,037
Leisure Equipment & Products – 1.4%
Callaway Golf Co.	186,300	2,203,929
JAKKS Pacific, Inc. (a)	4,940	107,939
Polaris Industries, Inc.	6,370	257,220
RC2 Corp. (a)	237,900	4,415,424
Steinway Musical Instruments, Inc. (a)	179,400	4,736,160
Leisure Equipment & Products Total		11,720,672

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – 0.5%
Marvel Entertainment, Inc. (a)	9,650	310,151
Scholastic Corp. (a)	104,760	3,002,422
Sinclair Broadcast Group, Inc., Class A	187,850	1,427,660
Media Total		4,740,233
Specialty Retail – 3.3%
Aaron Rents, Inc.	12,250	273,542
Aeropostale, Inc. (a)	17,775	556,891
Buckle, Inc.	95,575	4,370,645
Cato Corp., Class A	15,840	225,562
Collective Brands, Inc. (a)	335,100	3,897,213
Hibbett Sports, Inc. (a)	22,780	480,658
HOT Topic, Inc. (a)	241,100	1,304,351
Lithia Motors, Inc., Class A	309,100	1,520,772
Men’s Wearhouse, Inc.	11,140	181,471
Monro Muffler Brake, Inc.	288,469	4,468,385
Rent-A-Center, Inc. (a)	335,920	6,909,874
Stage Stores, Inc.	390,975	4,562,678
Systemax, Inc.	11,420	201,563
Specialty Retail Total		28,953,605
Textiles, Apparel & Luxury Goods – 1.9%
Deckers Outdoor Corp. (a)	1,432	199,334
FGX International Holdings Ltd. (a)	8,240	66,250
Fossil, Inc. (a)	3,430	99,710
Quiksilver, Inc. (a)	230,200	2,260,564
Rocky Brands, Inc. (a)	130,150	628,624
Unifirst Corp. (b)	286,113	12,777,807
Wolverine World Wide, Inc.	10,540	281,102
Textiles, Apparel & Luxury Goods Total		16,313,391
CONSUMER DISCRETIONARY TOTAL		99,495,823
CONSUMER STAPLES – 2.1%
Beverages – 0.1%
Boston Beer Co., Inc. Class A (a)	5,130	208,689
MGP Ingredients, Inc.	132,500	768,500
Beverages Total		977,189

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 0.7%
Casey’s General Stores, Inc.	182,120	4,219,721
Pantry, Inc. (a)	179,100	1,909,206
Ruddick Corp.	7,540	258,697
Food & Staples Retailing Total		6,387,624
Food Products – 1.1%
Cal-Maine Foods, Inc.	14,838	489,506
Corn Products International, Inc.	160,250	7,869,877
Flowers Foods, Inc.	11,670	330,728
Imperial Sugar Co.	10,640	165,239
Lancaster Colony Corp.	4,890	148,069
Food Products Total		9,003,419
Household Products – 0.2%
Central Garden & Pet Co. (a)	146,400	666,120
Central Garden & Pet Co. (a)	292,800	1,200,480
Household Products Total		1,866,600
CONSUMER STAPLES TOTAL		18,234,832
ENERGY – 5.2%
Energy Equipment & Services – 2.9%
Gulfmark Offshore, Inc. (a)	78,542	4,569,573
Newpark Resources, Inc. (a)	582,210	4,576,171
Oceaneering International, Inc. (a)	44,400	3,421,020
Pioneer Drilling Co. (a)	6,710	126,215
RPC, Inc.	13,950	234,360
Superior Well Services, Inc. (a)	123,918	3,929,440
Tetra Technologies, Inc. (a)	317,100	7,518,441
Union Drilling, Inc. (a)	12,370	268,182
Energy Equipment & Services Total		24,643,402
Oil, Gas & Consumable Fuels – 2.3%
Atlas America, Inc.	5,750	259,038
Bill Barrett Corp. (a)	5,140	305,367
Bois d’Arc Energy, Inc. (a)	8,980	218,304
Brigham Exploration Co. (a)	21,960	347,627
Double Hull Tankers, Inc.	15,940	159,878
Energy Partners Ltd. (a)	31,470	469,533
EXCO Resources, Inc. (a)	178,700	6,595,817
GeoMet, Inc. (a)	137,700	1,305,396
Knightsbridge Tankers Ltd.	8,240	265,410
Kodiak Oil & Gas Corp. (a)	180,000	820,800
Petroleum Development Corp. (a)	1,460	97,075
Petroquest Energy, Inc. (a)	101,200	2,722,280
Rosetta Resources, Inc. (a)	11,650	332,025
Stone Energy Corp. (a)	4,360	287,368

3

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
TXCO Resources, Inc. (a)	17,140	201,566
Warren Resources, Inc. (a)	89,300	1,310,924
Whiting Petroleum Corp. (a)	40,600	4,306,848
Oil, Gas & Consumable Fuels Total		20,005,256
ENERGY TOTAL		44,648,658
FINANCIALS – 9.8%
Capital Markets – 0.6%
Calamos Asset Management, Inc., Class A	9,080	154,632
GAMCO Investors, Inc., Class A	5,464	271,124
Greenhill & Co., Inc.	2,910	156,733
Knight Capital Group, Inc., Class A (a)	29,750	534,905
LaBranche & Co., Inc. (a)	62,900	445,332
optionsXpress Holdings, Inc.	5,460	121,976
Waddell & Reed Financial, Inc., Class A	105,150	3,681,301
Capital Markets Total		5,366,003
Commercial Banks – 1.6%
Banco Latinoamericano de Exportaciones SA, Class E	12,900	208,851
NBT Bancorp, Inc.	7,690	158,491
Oriental Financial Group	380,390	5,424,362
Pacific Capital Bancorp	7,730	106,519
SVB Financial Group (a)	4,500	216,495
Taylor Capital Group, Inc.	237,457	1,778,553
UMB Financial Corp.	39,100	2,004,657
Webster Financial Corp.	212,000	3,943,200
Westamerica Bancorporation	3,400	178,806
Commercial Banks Total		14,019,934
Consumer Finance – 0.2%
Dollar Financial Corp. (a)	5,000	75,550
QC Holdings, Inc.	215,102	1,675,645
Consumer Finance Total		1,751,195
Diversified Financial Services – 0.1%
Financial Federal Corp.	7,245	159,100
Interactive Brokers Group, Inc. (a)	6,190	198,885
Diversified Financial Services Total		357,985
Insurance – 2.7%
Amerisafe, Inc. (a)	16,366	260,874
Aspen Insurance Holdings Ltd.	11,969	283,306

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Darwin Professional Underwriters, Inc. (a)	128,320	3,952,256
First Mercury Financial Corp. (a)	208,725	3,681,909
Hilb Rogal & Hobbs Co.	30,950	1,345,087
Horace Mann Educators Corp.	231,550	3,246,331
IPC Holdings Ltd.	10,230	271,606
Max Capital Group Ltd.	9,960	212,447
Meadowbrook Insurance Group, Inc.	27,750	147,075
National Financial Partners Corp.	9,680	191,858
National Interstate Corp.	84,107	1,545,887
NYMAGIC, Inc.	119,641	2,292,322
Phoenix Companies, Inc.	154,500	1,175,745
Platinum Underwriters Holdings Ltd.	7,991	260,586
RAM Holdings Ltd. (a)	305,900	305,900
State Auto Financial Corp.	173,925	4,162,025
Insurance Total		23,335,214
Real Estate Investment Trusts (REITs) – 2.9%
Acadia Realty Trust	176,050	4,075,558
American Campus Communities, Inc.	118,900	3,310,176
Arbor Realty Trust, Inc.	13,430	120,467
Ashford Hospitality Trust, Inc.	417,567	1,929,160
Associated Estates Realty Corp.	38,930	416,940
Capital Trust, Inc.	8,210	157,714
DiamondRock Hospitality Co.	314,360	3,423,380
First Industrial Realty Trust, Inc.	8,630	237,066
First Potomac Realty Trust	291,200	4,437,888
Gramercy Capital Corp.	251,058	2,909,762
Lexington Realty Trust	17,230	234,845
National Health Investors, Inc.	16,020	456,730
National Retail Properties, Inc.	12,230	255,607
NorthStar Realty Finance Corp.	24,500	203,840
OMEGA Healthcare Investors, Inc.	12,990	216,284
Potlatch Corp.	4,374	197,355
RAIT Financial Trust	59,260	439,709
Saul Centers, Inc.	2,930	137,681
Sunstone Hotel Investors, Inc.	90,200	1,497,320
Tanger Factory Outlet Centers, Inc.	3,380	121,443
Real Estate Investment Trusts (REITs) Total		24,778,925
Thrifts & Mortgage Finance – 1.7%
Abington Bancorp, Inc.	214,800	1,958,976
Dime Community Bancshares	194,250	3,207,067

5

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
Encore Bancshares, Inc. (a)	26,740	418,481
First Niagara Financial Group, Inc.	145,400	1,869,844
Flagstar BanCorp, Inc.	200,900	604,709
Flushing Financial Corp.	12,480	236,496
Jefferson Bancshares, Inc.	266,400	2,445,552
NewAlliance Bancshares, Inc.	345,200	4,308,096
Thrifts & Mortgage Finance Total		15,049,221
FINANCIALS TOTAL		84,658,477
HEALTH CARE – 16.2%
Biotechnology – 0.4%
BioMarin Pharmaceuticals, Inc. (a)	90,500	2,622,690
Cubist Pharmaceuticals, Inc. (a)	12,440	222,179
United Therapeutics Corp. (a)	1,724	168,521
Biotechnology Total		3,013,390
Health Care Equipment & Supplies – 5.1%
Analogic Corp.	66,176	4,173,720
Angiodynamics, Inc. (a)	15,049	204,967
ArthroCare Corp. (a)	5,365	218,946
Cooper Companies, Inc.	86,291	3,205,711
Datascope Corp.	157,151	7,386,097
Greatbatch, Inc. (a)	138,350	2,393,455
Invacare Corp.	402,383	8,224,709
Langer, Inc. (a)	320,769	413,792
Meridian Bioscience, Inc.	10,200	274,584
Merit Medical Systems, Inc. (a)	14,670	215,649
STAAR Surgical Co. (a)	724,900	2,247,190
STERIS Corp.	5,070	145,813
Symmetry Medical, Inc. (a)	251,875	4,085,412
Thoratec Corp. (a)	222,650	3,871,883
West Pharmaceutical Services, Inc.	174,052	7,532,971
Health Care Equipment & Supplies Total		44,594,899
Health Care Providers & Services – 6.8%
Air Methods Corp. (a)	170,130	4,253,250
AMERIGROUP Corp. (a)	9,170	190,736
Apria Healthcare Group, Inc. (a)	12,580	243,926
Centene Corp. (a)	13,190	221,460
Chemed Corp.	5,760	210,874
Emergency Medical Services Corp. (a)	8,330	188,508
Healthspring, Inc. (a)	14,855	250,752

6

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
LifePoint Hospitals, Inc. (a)	210,298	5,951,433
Magellan Health Services, Inc. (a)	111,000	4,110,330
Molina Healthcare, Inc. (a)	9,060	220,520
Owens & Minor, Inc.	95,900	4,381,671
Pediatrix Medical Group, Inc. (a)	55,800	2,747,034
Providence Service Corp. (a)	368,791	7,785,178
PSS World Medical, Inc. (a)	173,862	2,833,951
Psychiatric Solutions, Inc. (a)	127,800	4,835,952
Res-Care, Inc. (a)	921,970	16,392,627
U.S. Physical Therapy, Inc. (a)	244,482	4,011,950
Health Care Providers & Services Total		58,830,152
Health Care Technology – 0.0%
Eclipsys Corp. (a)	9,640	176,990
Mediware Information Systems (a)	14,100	82,485
Health Care Technology Total		259,475
Life Sciences Tools & Services – 1.2%
Albany Molecular Research, Inc. (a)	20,170	267,656
Bruker Corp. (a)	10,740	138,009
Cambrex Corp. (a)	528,259	3,100,880
Dionex Corp. (a)	1,602	106,325
eResearchTechnology, Inc. (a)	18,986	331,116
PAREXEL International Corp. (a)	9,620	253,102
Strategic Diagnostics, Inc. (a)	578,250	2,104,830
Varian, Inc. (a)	84,600	4,319,676
Life Sciences Tools & Services Total		10,621,594
Pharmaceuticals – 2.7%
Acusphere, Inc. (a)	445,200	311,640
Adolor Corp. (a)	195,300	1,070,244
Alpharma, Inc., Class A (a)	7,410	166,947
Hi-Tech Pharmacal Co., Inc. (a)	236,100	2,361,000
KV Pharmaceutical Co., Class A (a)	349,450	6,754,868
Noven Pharmaceuticals, Inc. (a)	200,200	2,140,138
Obagi Medical Products, Inc. (a)	480,700	4,109,985
Questcor Pharmaceuticals, Inc. (a)	65,740	305,034
Sciele Pharma, Inc. (a)	9,374	181,387
Valeant Pharmaceuticals International (a)	331,826	5,677,543

7

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Viropharma, Inc. (a)	27,400	303,044
Pharmaceuticals Total		23,381,830
HEALTH CARE TOTAL		140,701,340
INDUSTRIALS – 20.2%
Aerospace & Defense – 2.3%
AAR Corp. (a)	279,600	3,782,988
Argon ST, Inc. (a)	157,276	3,900,445
Ceradyne, Inc. (a)	5,882	201,753
Cubic Corp.	8,480	188,934
Ladish Co., Inc. (a)	106,400	2,190,776
LMI Aerospace, Inc. (a)	87,303	1,533,914
Moog, Inc., Class A (a)	212,540	7,914,989
Aerospace & Defense Total		19,713,799
Air Freight & Logistics – 0.6%
Forward Air Corp.	6,890	238,394
Pacer International, Inc.	216,200	4,650,462
Air Freight & Logistics Total		4,888,856
Building Products – 2.0%
AAON, Inc.	8,680	167,177
American Woodmark Corp.	11,170	236,022
Insteel Industries, Inc.	102,311	1,873,315
NCI Building Systems, Inc. (a)	421,036	15,464,652
Building Products Total		17,741,166
Commercial Services & Supplies – 4.0%
Clean Harbors, Inc. (a)	59,100	4,199,646
Comfort Systems USA, Inc.	8,290	111,418
Consolidated Graphics, Inc. (a)	121,950	6,008,476
FTI Consulting, Inc. (a)	79,500	5,442,570
IKON Office Solutions, Inc.	24,980	281,774
Kforce, Inc. (a)	926,404	7,865,170
Knoll, Inc.	15,210	184,801
McGrath Rentcorp	205,322	5,048,868
Navigant Consulting, Inc. (a)	118,370	2,315,317
Rollins, Inc.	14,640	216,965
Spherion Corp. (a)	499,900	2,309,538
United Stationers, Inc. (a)	5,360	198,052
Watson Wyatt Worldwide, Inc., Class A	5,340	282,433
Commercial Services & Supplies Total		34,465,028

8

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – 3.0%
EMCOR Group, Inc. (a)	371,476	10,598,210
MasTec, Inc. (a)	385,300	4,107,298
Northwest Pipe Co. (a)	159,567	8,903,839
Perini Corp. (a)	7,030	232,341
Sterling Construction Co., Inc. (a)	130,106	2,583,905
Construction & Engineering Total		26,425,593
Electrical Equipment – 2.6%
Acuity Brands, Inc.	6,280	301,942
AZZ, Inc. (a)	56,041	2,236,036
Baldor Electric Co.	151,100	5,285,478
BTU International, Inc. (a)	265,089	3,151,908
Encore Wire Corp.	12,330	261,273
GrafTech International Ltd. (a)	244,090	6,548,935
LSI Industries, Inc.	528,848	4,294,246
Woodward Governor Co.	8,214	292,911
Electrical Equipment Total		22,372,729
Machinery – 2.9%
Albany International Corp., Class A	197,248	5,720,192
Cascade Corp.	4,988	211,092
CLARCOR, Inc.	7,430	260,793
Flanders Corp. (a)	537,393	3,251,228
Graham Corp.	6,310	467,634
Key Technology, Inc. (a)(b)	130,265	4,143,730
Miller Industries, Inc. (a)	182,700	1,819,692
Nordson Corp.	39,580	2,884,986
Oshkosh Corp.	94,350	1,952,101
Sun Hydraulics Corp.	7,680	247,834
Tennant Co.	137,427	4,132,430
Machinery Total		25,091,712
Marine – 0.0%
TBS International Ltd. (a)	5,337	213,213
Marine Total		213,213
Road & Rail – 1.9%
Arkansas Best Corp.	125,680	4,604,915
Dollar Thrifty Automotive Group, Inc. (a)	10,220	96,579
Frozen Food Express Industries	160,500	1,083,375
Kansas City Southern (a)	159,395	7,011,786
Werner Enterprises, Inc.	222,075	4,126,154
Road & Rail Total		16,922,809

9

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – 0.9%
Applied Industrial Technologies, Inc.	8,550	206,654
Kaman Corp.	158,677	3,611,489
Rush Enterprises, Inc., Class A (a)	145,850	1,751,658
Rush Enterprises, Inc., Class B (a)	194,075	2,107,654
Trading Companies & Distributors Total		7,677,455
INDUSTRIALS TOTAL		175,512,360
INFORMATION TECHNOLOGY – 25.2%
Communications Equipment – 2.0%
ADC Telecommunications, Inc. (a)	326,800	4,826,836
ADTRAN, Inc.	195,890	4,670,018
Anaren, Inc. (a)	16,020	169,331
Bookham, Inc. (a)	496,300	838,747
Comtech Telecommunications Corp. (a)	6,617	324,233
EFJ, Inc. (a)	168,697	295,220
Globecomm Systems, Inc. (a)	173,300	1,431,458
InterDigital, Inc. (a)	12,376	300,984
Performance Technologies, Inc. (a)(b)	751,700	3,803,602
Plantronics, Inc.	13,322	297,347
Communications Equipment Total		16,957,776
Computers & Peripherals – 2.3%
Avid Technology, Inc. (a)	86,600	1,471,334
Hypercom Corp. (a)	515,040	2,266,176
iGO, Inc. (a)	519,700	654,822
Imation Corp.	277,350	6,356,862
Intevac, Inc. (a)	14,300	161,304
Presstek, Inc. (a)	480,950	2,385,512
Rimage Corp. (a)	263,048	3,259,165
STEC, Inc. (a)	346,200	3,555,474
Computers & Peripherals Total		20,110,649
Electronic Equipment & Instruments – 6.3%
Agilysys, Inc.	113,695	1,289,301
Benchmark Electronics, Inc. (a)	1,092,570	17,852,594
Excel Technology, Inc. (a)	206,300	4,604,616
FARO Technologies, Inc. (a)	269,416	6,781,201
Gerber Scientific, Inc. (a)	194,716	2,215,868
Keithley Instruments, Inc.	299,390	2,844,205
LeCroy Corp. (a)	148,300	1,322,836
Merix Corp. (a)	351,600	808,680

10

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
MTS Systems Corp.	7,570	271,612
Newport Corp. (a)	257,700	2,935,203
NU Horizons Electronics Corp. (a)	201,737	980,442
Plexus Corp. (a)	302,635	8,376,937
Rogers Corp. (a)	3,460	130,061
Technitrol, Inc.	259,360	4,406,526
Electronic Equipment & Instruments Total		54,820,082
Internet Software & Services – 1.6%
EarthLink, Inc. (a)	818,100	7,076,565
j2 Global Communications, Inc. (a)	5,540	127,420
S1 Corp. (a)	388,324	2,939,613
SAVVIS, Inc. (a)	10,740	138,653
Selectica, Inc. (a)	868,975	1,173,116
Tumbleweed Communications Corp. (a)	788,800	2,066,656
United Online, Inc.	23,660	237,310
Internet Software & Services Total		13,759,333
IT Services – 3.6%
Acxiom Corp.	38,230	439,263
Analysts International Corp. (a)	1,040,200	1,425,074
CACI International, Inc., Class A (a)	5,960	272,789
Computer Task Group, Inc. (a)	805,200	4,122,624
CSG Systems International, Inc. (a)	19,600	215,992
Hackett Group Inc/The (a)	79,340	455,412
infoGROUP, Inc.	335,100	1,471,089
Integral Systems, Inc.	240,336	9,301,003
MPS Group, Inc. (a)	323,900	3,443,057
NCI, Inc., Class A (a)	144,313	3,301,881
Startek, Inc. (a)	99,500	935,300
Syntel, Inc.	8,290	279,539
TNS, Inc. (a)	244,400	5,855,824
IT Services Total		31,518,847
Semiconductors & Semiconductor Equipment – 4.8%
Advanced Energy Industries, Inc. (a)	17,080	233,996
Amkor Technology, Inc. (a)	46,780	486,980
ATMI, Inc. (a)	234,869	6,557,542
Cirrus Logic, Inc. (a)	500,200	2,781,112
Exar Corp. (a)	238,829	1,800,771
Fairchild Semiconductor International, Inc. (a)	511,850	6,004,001

11

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
hifn, Inc. (a)	357,900	1,649,919
Hittite Microwave Corp. (a)	5,760	205,171
International Rectifier Corp. (a)	105,500	2,025,600
IXYS Corp. (a)	235,450	2,811,273
ON Semiconductor Corp. (a)	729,650	6,690,890
Pericom Semiconductor Corp. (a)	298,860	4,435,082
Photronics, Inc. (a)	12,470	87,789
RF Micro Devices, Inc. (a)	415,404	1,204,672
Semtech Corp. (a)	16,190	227,793
Silicon Image, Inc. (a)	64,210	465,523
Tessera Technologies, Inc. (a)	13,160	215,429
Ultratech, Inc. (a)	219,546	3,407,354
Zoran Corp. (a)	14,100	164,970
Semiconductors & Semiconductor Equipment Total		41,455,867
Software – 4.6%
Advent Software, Inc. (a)	5,840	210,707
Ansoft Corp. (a)	7,420	270,088
Bottomline Technologies, Inc. (a)	188,200	1,831,186
Epicor Software Corp. (a)	376,400	2,600,924
Interactive Intelligence, Inc. (a)	16,930	197,065
Jack Henry & Associates, Inc.	11,550	249,942
Lawson Software, Inc. (a)	632,456	4,597,955
Mentor Graphics Corp. (a)	452,150	7,143,970
MicroStrategy, Inc., Class A (a)	2,900	187,775
MSC.Software Corp. (a)	435,015	4,776,465
Net 1 UEPS Technologies, Inc. (a)	10,540	256,122
PLATO Learning, Inc. (a)	318,150	843,098
Progress Software Corp. (a)	295,257	7,549,721
Sonic Solutions (a)	302,000	1,799,920
SPSS, Inc. (a)	6,060	220,402
Sybase, Inc. (a)	244,107	7,181,628
Tyler Technologies, Inc. (a)	17,240	233,947
Software Total		40,150,915
INFORMATION TECHNOLOGY TOTAL		218,773,469
MATERIALS – 4.4%
Chemicals – 2.8%
Calgon Carbon Corp. (a)	7,490	115,795
H.B. Fuller Co.	423,220	9,497,057

12

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
Innophos Holdings, Inc.	10,370	331,321
Koppers Holdings, Inc.	2,350	98,395
NewMarket Corp.	7,060	467,584
Sensient Technologies Corp.	311,687	8,777,106
ShengdaTech, Inc. (a)	12,800	127,104
Spartech Corp.	528,750	4,986,112
Chemicals Total		24,400,474
Containers & Packaging – 0.8%
Greif, Inc., Class A	104,644	6,700,355
Rock-Tenn Co., Class A	3,850	115,462
Containers & Packaging Total		6,815,817
Metals & Mining – 0.1%
Olympic Steel, Inc.	4,660	353,787
Sutor Technology Group Ltd. (a)	50,960	360,287
Worthington Industries, Inc.	15,580	319,390
Metals & Mining Total		1,033,464
Paper & Forest Products – 0.7%
AbitibiBowater, Inc.	192,352	1,794,644
Glatfelter Co.	288,740	3,900,878
Paper & Forest Products Total		5,695,522
MATERIALS TOTAL		37,945,277
TELECOMMUNICATION SERVICES – 0.3%
Diversified Telecommunication Services – 0.2%
General Communication, Inc., Class A (a)	239,350	1,644,335
NTELOS Holdings Corp.	8,066	204,635
Premiere Global Services, Inc. (a)	16,326	238,033
Shenandoah Telecommunications Co.	7,971	103,782
Diversified Telecommunication Services Total		2,190,785
Wireless Telecommunication Services – 0.1%
LCC International, Inc., Class A (a)	546,150	524,249
Syniverse Holdings, Inc. (a)	1,870	30,294
Wireless Telecommunication Services Total		554,543
TELECOMMUNICATION SERVICES TOTAL		2,745,328
UTILITIES – 2.7%
Electric Utilities – 0.1%
El Paso Electric Co. (a)	11,570	229,086
Otter Tail Corp.	3,753	145,729
Portland General Electric Co.	10,010	225,425

13

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
UIL Holdings Corp.	8,000	235,280
Electric Utilities Total		835,520
Gas Utilities – 1.6%
Laclede Group, Inc.	5,700	230,109
New Jersey Resources Corp.	153,340	5,006,551
Northwest Natural Gas Co.	65,423	3,026,468
Piedmont Natural Gas Co.	8,110	212,158
South Jersey Industries, Inc.	147,987	5,528,794
Gas Utilities Total		14,004,080
Multi-Utilities – 0.0%
PNM Resources, Inc.	12,360	147,826
Multi-Utilities Total		147,826
Water Utilities – 1.0%
American States Water Co.	139,450	4,872,383
California Water Service Group	111,300	3,647,301
Water Utilities Total		8,519,684
UTILITIES TOTAL		23,507,110

Total Common Stocks (cost of $828,586,134)		846,222,674

	Par ($)
Short-Term Obligation – 2.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 1.600%, collateralized by a U.S. Treasury Obligation maturing 03/31/09, market value $24,886,050 (repurchase proceeds $24,399,084)	24,398,000	24,398,000

Total Short-Term Obligation (cost of $24,398,000)		24,398,000

Total Investments – 100.4% (cost of $852,984,134)(c)(d)		870,620,674

Other Assets & Liabilities, Net – (0.4)%		(3,749,267)

Net Assets – 100.0%		866,871,407

14

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the nine month period ended June 30, 2008, are as follows:

	Security name:	Key Technology, Inc.

	Shares as of 09/30/07:	152,265
	Shares purchased:	––
	Shares sold:	(22,000)
	Shares as of 06/30/08:	130,265
	Net realized gain/loss:	$636,716
	Dividend income earned:	$––
	Value at end of period:	$4,143,730

	Security name:	Performance Technologies, Inc.

	Shares as of 09/30/07:	751,700
	Shares purchased:	––
	Shares sold:	––
	Shares as of 06/30/08:	751,700
	Net realized gain/loss:	$––
	Dividend income earned:	$––
	Value at end of period:	$3,803,602

	Security name:	Unifirst Corp.

	Shares as of 09/30/07:	329,613
	Shares purchased:	100,000
	Shares sold:	(143,500)
	Shares as of 06/30/08:	286,113
	Net realized gain/loss:	$1,418,801
	Dividend income earned:	$39,935
	Value at end of period:	$12,777,807

(c)	Cost for federal income tax purposes is $852,984,134.

(d)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$198,681,037	$(181,044,497)	$17,636,540

15

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	August 22, 2008